Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097466
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class A
Trading Symbol	AXBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance during the period.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Aggressive Portfolio Class A (including sales charges) ($26,314)	Russell 3000® Index ($40,910)	60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
01/16	$9,422	$10,000	$10,000	$10,000	$10,000
02/16	$9,371	$9,997	$9,983	$10,071	$9,985
03/16	$9,923	$10,701	$10,583	$10,163	$10,613
04/16	$10,000	$10,767	$10,680	$10,202	$10,726
05/16	$10,119	$10,960	$10,762	$10,205	$10,807
06/16	$10,059	$10,982	$10,778	$10,388	$10,829
07/16	$10,427	$11,418	$11,157	$10,454	$11,222
08/16	$10,454	$11,447	$11,186	$10,442	$11,267
09/16	$10,515	$11,465	$11,223	$10,436	$11,308
10/16	$10,296	$11,217	$11,027	$10,356	$11,120
11/16	$10,454	$11,719	$11,213	$10,111	$11,315
12/16	$10,580	$11,948	$11,406	$10,125	$11,516
01/17	$10,831	$12,173	$11,620	$10,145	$11,742
02/17	$11,117	$12,625	$11,937	$10,213	$12,069
03/17	$11,224	$12,634	$12,005	$10,208	$12,137
04/17	$11,412	$12,768	$12,159	$10,287	$12,294
05/17	$11,609	$12,898	$12,337	$10,366	$12,474
06/17	$11,708	$13,015	$12,405	$10,356	$12,545
07/17	$12,011	$13,260	$12,647	$10,400	$12,798
08/17	$12,103	$13,286	$12,698	$10,493	$12,846
09/17	$12,296	$13,610	$12,915	$10,444	$13,072
10/17	$12,517	$13,907	$13,139	$10,450	$13,302
11/17	$12,783	$14,329	$13,396	$10,436	$13,562
12/17	$12,941	$14,472	$13,546	$10,484	$13,714
01/18	$13,587	$15,235	$14,103	$10,363	$14,293
02/18	$13,076	$14,674	$13,636	$10,265	$13,821
03/18	$12,873	$14,379	$13,440	$10,331	$13,613
04/18	$12,864	$14,434	$13,492	$10,254	$13,673
05/18	$13,037	$14,841	$13,670	$10,327	$13,847
06/18	$12,966	$14,938	$13,665	$10,315	$13,844
07/18	$13,301	$15,434	$14,003	$10,317	$14,193
08/18	$13,473	$15,976	$14,256	$10,383	$14,450
09/18	$13,513	$16,002	$14,266	$10,317	$14,467
10/18	$12,531	$14,824	$13,380	$10,235	$13,563
11/18	$12,673	$15,121	$13,584	$10,296	$13,763
12/18	$11,735	$13,714	$12,759	$10,485	$12,902
01/19	$12,650	$14,891	$13,627	$10,597	$13,803
02/19	$12,958	$15,414	$13,964	$10,590	$14,156
03/19	$13,107	$15,640	$14,160	$10,794	$14,347
04/19	$13,532	$16,264	$14,574	$10,797	$14,776
05/19	$12,735	$15,212	$13,900	$10,988	$14,069
06/19	$13,525	$16,280	$14,688	$11,126	$14,874
07/19	$13,569	$16,522	$14,789	$11,151	$14,978
08/19	$13,294	$16,185	$14,589	$11,440	$14,758
09/19	$13,481	$16,469	$14,803	$11,379	$14,981
10/19	$13,767	$16,824	$15,115	$11,413	$15,296
11/19	$14,129	$17,463	$15,481	$11,407	$15,669
12/19	$14,535	$17,968	$15,885	$11,399	$16,096
01/20	$14,421	$17,948	$15,845	$11,619	$16,040
02/20	$13,469	$16,478	$14,872	$11,828	$15,030
03/20	$11,704	$14,212	$13,212	$11,758	$13,271
04/20	$12,896	$16,095	$14,501	$11,967	$14,584
05/20	$13,492	$16,955	$15,075	$12,023	$15,190
06/20	$13,830	$17,343	$15,438	$12,099	$15,559
07/20	$14,492	$18,328	$16,145	$12,279	$16,295
08/20	$15,179	$19,656	$16,956	$12,180	$17,130
09/20	$14,745	$18,940	$16,507	$12,173	$16,667
10/20	$14,468	$18,531	$16,210	$12,119	$16,372
11/20	$15,962	$20,785	$17,860	$12,238	$18,069
12/20	$16,601	$21,721	$18,545	$12,255	$18,775
01/21	$16,528	$21,624	$18,480	$12,167	$18,714
02/21	$17,030	$22,300	$18,838	$11,991	$19,096
03/21	$17,520	$23,099	$19,234	$11,842	$19,516
04/21	$18,206	$24,290	$19,968	$11,935	$20,265
05/21	$18,390	$24,401	$20,154	$11,974	$20,454
06/21	$18,616	$25,002	$20,453	$12,058	$20,762
07/21	$18,694	$25,425	$20,634	$12,193	$20,949
08/21	$19,135	$26,150	$21,063	$12,170	$21,392
09/21	$18,395	$24,977	$20,322	$12,065	$20,650
10/21	$19,083	$26,666	$21,227	$12,061	$21,569
11/21	$18,603	$26,260	$20,856	$12,097	$21,177
12/21	$19,300	$27,294	$21,508	$12,066	$21,865
01/22	$18,534	$25,688	$20,488	$11,806	$20,820
02/22	$18,005	$25,041	$20,044	$11,674	$20,371
03/22	$18,144	$25,854	$20,312	$11,350	$20,662
04/22	$16,807	$23,533	$18,812	$10,919	$19,139
05/22	$16,863	$23,502	$18,846	$10,990	$19,169
06/22	$15,521	$21,536	$17,523	$10,817	$17,772
07/22	$16,509	$23,556	$18,710	$11,082	$19,011
08/22	$15,978	$22,677	$18,068	$10,768	$18,361
09/22	$14,519	$20,574	$16,541	$10,303	$16,815
10/22	$15,330	$22,261	$17,400	$10,170	$17,727
11/22	$16,302	$23,423	$18,503	$10,544	$18,836
12/22	$15,622	$22,052	$17,822	$10,496	$18,142
01/23	$16,654	$23,571	$18,954	$10,819	$19,301
02/23	$16,100	$23,020	$18,460	$10,539	$18,812
03/23	$16,579	$23,635	$18,948	$10,807	$19,295
04/23	$16,789	$23,887	$19,154	$10,873	$19,509
05/23	$16,744	$23,980	$19,023	$10,754	$19,378
06/23	$17,582	$25,618	$19,954	$10,716	$20,346
07/23	$18,076	$26,536	$20,545	$10,708	$20,963
08/23	$17,767	$26,024	$20,094	$10,640	$20,513
09/23	$17,025	$24,784	$19,290	$10,370	$19,706
10/23	$16,669	$24,127	$18,768	$10,206	$19,177
11/23	$17,968	$26,377	$20,322	$10,668	$20,765
12/23	$18,724	$27,776	$21,322	$11,076	$21,787
01/24	$18,866	$28,084	$21,409	$11,046	$21,880
02/24	$19,514	$29,604	$22,159	$10,890	$22,666
03/24	$20,036	$30,559	$22,764	$10,991	$23,287
04/24	$19,388	$29,214	$21,972	$10,713	$22,496
05/24	$20,242	$30,594	$22,796	$10,895	$23,333
06/24	$20,727	$31,542	$23,265	$10,998	$23,813
07/24	$20,933	$32,128	$23,731	$11,255	$24,287
08/24	$21,392	$32,827	$24,240	$11,416	$24,811
09/24	$21,756	$33,506	$24,737	$11,569	$25,320
10/24	$21,297	$33,260	$24,252	$11,282	$24,847
11/24	$22,120	$35,473	$25,196	$11,402	$25,819
12/24	$21,613	$34,389	$24,571	$11,215	$25,192
01/25	$22,212	$35,474	$25,266	$11,274	$25,919
02/25	$22,046	$34,794	$25,161	$11,522	$25,793
03/25	$21,147	$32,765	$24,278	$11,527	$24,874
04/25	$21,230	$32,545	$24,372	$11,572	$24,967
05/25	$22,195	$34,608	$25,482	$11,489	$26,135
06/25	$23,285	$36,366	$26,510	$11,666	$27,191
07/25	$23,700	$37,167	$26,828	$11,635	$27,524
08/25	$24,289	$38,027	$27,442	$11,774	$28,158
09/25	$25,017	$39,339	$28,267	$11,903	$28,995
10/25	$25,537	$40,183	$28,789	$11,977	$29,518
11/25	$25,658	$40,293	$28,849	$12,052	$29,586
12/25	$25,727	$40,285	$29,010	$12,034	$29,761
01/26	$26,314	$40,910	$29,659	$12,047	$30,426

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	18.47	9.75	10.82
Class A (including sales charges)Footnote Reference(a)	11.69	8.46	10.16
Russell 3000® Index	15.32	13.60	15.13
60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)	17.39	9.92	11.48
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	17.39	10.21	11.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,418,049,236
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 429,186
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,418,049,236
Total number of portfolio holdings	40
Management services fees (represents 0.03% of Fund average net assets)	$429,186
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	76.4%
Fixed Income Funds	15.7%
Exchange-Traded Equity Funds	3.7%
Money Market Funds	2.0%
Alternative Strategies Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.1%
Columbia Cornerstone Equity Fund, Institutional 3 Class	14.7%
Columbia Overseas Core Fund, Institutional 3 Class	13.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.7%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.1%
Columbia Bond Fund, Institutional 3 Class	4.4%
Columbia Research Enhanced Emerging Economies ETF	3.7%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.4%

Material Fund Change [Text Block]
C000097468
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class C
Trading Symbol	RBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance during the period.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Aggressive Portfolio Class C (including sales charges) ($25,897)	Russell 3000® Index ($40,910)	60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,936	$9,997	$9,983	$10,071	$9,985
03/16	$10,515	$10,701	$10,583	$10,163	$10,613
04/16	$10,598	$10,767	$10,680	$10,202	$10,726
05/16	$10,718	$10,960	$10,762	$10,205	$10,807
06/16	$10,644	$10,982	$10,778	$10,388	$10,829
07/16	$11,023	$11,418	$11,157	$10,454	$11,222
08/16	$11,042	$11,447	$11,186	$10,442	$11,267
09/16	$11,099	$11,465	$11,223	$10,436	$11,308
10/16	$10,862	$11,217	$11,027	$10,356	$11,120
11/16	$11,023	$11,719	$11,213	$10,111	$11,315
12/16	$11,160	$11,948	$11,406	$10,125	$11,516
01/17	$11,401	$12,173	$11,620	$10,145	$11,742
02/17	$11,699	$12,625	$11,937	$10,213	$12,069
03/17	$11,815	$12,634	$12,005	$10,208	$12,137
04/17	$11,997	$12,768	$12,159	$10,287	$12,294
05/17	$12,199	$12,898	$12,337	$10,366	$12,474
06/17	$12,287	$13,015	$12,405	$10,356	$12,545
07/17	$12,603	$13,260	$12,647	$10,400	$12,798
08/17	$12,692	$13,286	$12,698	$10,493	$12,846
09/17	$12,890	$13,610	$12,915	$10,444	$13,072
10/17	$13,108	$13,907	$13,139	$10,450	$13,302
11/17	$13,385	$14,329	$13,396	$10,436	$13,562
12/17	$13,536	$14,472	$13,546	$10,484	$13,714
01/18	$14,206	$15,235	$14,103	$10,363	$14,293
02/18	$13,660	$14,674	$13,636	$10,265	$13,821
03/18	$13,453	$14,379	$13,440	$10,331	$13,613
04/18	$13,433	$14,434	$13,492	$10,254	$13,673
05/18	$13,598	$14,841	$13,670	$10,327	$13,847
06/18	$13,515	$14,938	$13,665	$10,315	$13,844
07/18	$13,852	$15,434	$14,003	$10,317	$14,193
08/18	$14,025	$15,976	$14,256	$10,383	$14,450
09/18	$14,058	$16,002	$14,266	$10,317	$14,467
10/18	$13,027	$14,824	$13,380	$10,235	$13,563
11/18	$13,168	$15,121	$13,584	$10,296	$13,763
12/18	$12,193	$13,714	$12,759	$10,485	$12,902
01/19	$13,120	$14,891	$13,627	$10,597	$13,803
02/19	$13,437	$15,414	$13,964	$10,590	$14,156
03/19	$13,584	$15,640	$14,160	$10,794	$14,347
04/19	$14,014	$16,264	$14,574	$10,797	$14,776
05/19	$13,188	$15,212	$13,900	$10,988	$14,069
06/19	$13,987	$16,280	$14,688	$11,126	$14,874
07/19	$14,022	$16,522	$14,789	$11,151	$14,978
08/19	$13,730	$16,185	$14,589	$11,440	$14,758
09/19	$13,917	$16,469	$14,803	$11,379	$14,981
10/19	$14,209	$16,824	$15,115	$11,413	$15,296
11/19	$14,572	$17,463	$15,481	$11,407	$15,669
12/19	$14,987	$17,968	$15,885	$11,399	$16,096
01/20	$14,853	$17,948	$15,845	$11,619	$16,040
02/20	$13,870	$16,478	$14,872	$11,828	$15,030
03/20	$12,038	$14,212	$13,212	$11,758	$13,271
04/20	$13,252	$16,095	$14,501	$11,967	$14,584
05/20	$13,858	$16,955	$15,075	$12,023	$15,190
06/20	$14,206	$17,343	$15,438	$12,099	$15,559
07/20	$14,870	$18,328	$16,145	$12,279	$16,295
08/20	$15,559	$19,656	$16,956	$12,180	$17,130
09/20	$15,100	$18,940	$16,507	$12,173	$16,667
10/20	$14,819	$18,531	$16,210	$12,119	$16,372
11/20	$16,325	$20,785	$17,860	$12,238	$18,069
12/20	$16,984	$21,721	$18,545	$12,255	$18,775
01/21	$16,893	$21,624	$18,480	$12,167	$18,714
02/21	$17,397	$22,300	$18,838	$11,991	$19,096
03/21	$17,887	$23,099	$19,234	$11,842	$19,516
04/21	$18,571	$24,290	$19,968	$11,935	$20,265
05/21	$18,752	$24,401	$20,154	$11,974	$20,454
06/21	$18,969	$25,002	$20,453	$12,058	$20,762
07/21	$19,037	$25,425	$20,634	$12,193	$20,949
08/21	$19,475	$26,150	$21,063	$12,170	$21,392
09/21	$18,709	$24,977	$20,322	$12,065	$20,650
10/21	$19,407	$26,666	$21,227	$12,061	$21,569
11/21	$18,901	$26,260	$20,856	$12,097	$21,177
12/21	$19,593	$27,294	$21,508	$12,066	$21,865
01/22	$18,789	$25,688	$20,488	$11,806	$20,820
02/22	$18,248	$25,041	$20,044	$11,674	$20,371
03/22	$18,379	$25,854	$20,312	$11,350	$20,662
04/22	$17,020	$23,533	$18,812	$10,919	$19,139
05/22	$17,078	$23,502	$18,846	$10,990	$19,169
06/22	$15,701	$21,536	$17,523	$10,817	$17,772
07/22	$16,693	$23,556	$18,710	$11,082	$19,011
08/22	$16,135	$22,677	$18,068	$10,768	$18,361
09/22	$14,647	$20,574	$16,541	$10,303	$16,815
10/22	$15,469	$22,261	$17,400	$10,170	$17,727
11/22	$16,445	$23,423	$18,503	$10,544	$18,836
12/22	$15,733	$22,052	$17,822	$10,496	$18,142
01/23	$16,764	$23,571	$18,954	$10,819	$19,301
02/23	$16,202	$23,020	$18,460	$10,539	$18,812
03/23	$16,686	$23,635	$18,948	$10,807	$19,295
04/23	$16,873	$23,887	$19,154	$10,873	$19,509
05/23	$16,811	$23,980	$19,023	$10,754	$19,378
06/23	$17,643	$25,618	$19,954	$10,716	$20,346
07/23	$18,144	$26,536	$20,545	$10,708	$20,963
08/23	$17,821	$26,024	$20,094	$10,640	$20,513
09/23	$17,062	$24,784	$19,290	$10,370	$19,706
10/23	$16,706	$24,127	$18,768	$10,206	$19,177
11/23	$17,983	$26,377	$20,322	$10,668	$20,765
12/23	$18,727	$27,776	$21,322	$11,076	$21,787
01/24	$18,859	$28,084	$21,409	$11,046	$21,880
02/24	$19,483	$29,604	$22,159	$10,890	$22,666
03/24	$20,009	$30,559	$22,764	$10,991	$23,287
04/24	$19,335	$29,214	$21,972	$10,713	$22,496
05/24	$20,189	$30,594	$22,796	$10,895	$23,333
06/24	$20,648	$31,542	$23,265	$10,998	$23,813
07/24	$20,845	$32,128	$23,731	$11,255	$24,287
08/24	$21,289	$32,827	$24,240	$11,416	$24,811
09/24	$21,635	$33,506	$24,737	$11,569	$25,320
10/24	$21,158	$33,260	$24,252	$11,282	$24,847
11/24	$21,980	$35,473	$25,196	$11,402	$25,819
12/24	$21,454	$34,389	$24,571	$11,215	$25,192
01/25	$22,039	$35,474	$25,266	$11,274	$25,919
02/25	$21,867	$34,794	$25,161	$11,522	$25,793
03/25	$20,955	$32,765	$24,278	$11,527	$24,874
04/25	$21,024	$32,545	$24,372	$11,572	$24,967
05/25	$21,970	$34,608	$25,482	$11,489	$26,135
06/25	$23,026	$36,366	$26,510	$11,666	$27,191
07/25	$23,421	$37,167	$26,828	$11,635	$27,524
08/25	$23,994	$38,027	$27,442	$11,774	$28,158
09/25	$24,712	$39,339	$28,267	$11,903	$28,995
10/25	$25,196	$40,183	$28,789	$11,977	$29,518
11/25	$25,304	$40,293	$28,849	$12,052	$29,586
12/25	$25,349	$40,285	$29,010	$12,034	$29,761
01/26	$25,897	$40,910	$29,659	$12,047	$30,426

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	17.51	8.92	9.98
Class C (including sales charges)Footnote Reference(a)	16.51	8.92	9.98
Russell 3000® Index	15.32	13.60	15.13
60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)	17.39	9.92	11.48
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	17.39	10.21	11.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,418,049,236
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 429,186
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,418,049,236
Total number of portfolio holdings	40
Management services fees (represents 0.03% of Fund average net assets)	$429,186
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	76.4%
Fixed Income Funds	15.7%
Exchange-Traded Equity Funds	3.7%
Money Market Funds	2.0%
Alternative Strategies Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.1%
Columbia Cornerstone Equity Fund, Institutional 3 Class	14.7%
Columbia Overseas Core Fund, Institutional 3 Class	13.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.7%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.1%
Columbia Bond Fund, Institutional 3 Class	4.4%
Columbia Research Enhanced Emerging Economies ETF	3.7%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.4%

Material Fund Change [Text Block]
C000097469
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class R
Trading Symbol	CPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance during the period.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Aggressive Portfolio Class R ($27,241)	Russell 3000® Index ($40,910)	60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,946	$9,997	$9,983	$10,071	$9,985
03/16	$10,527	$10,701	$10,583	$10,163	$10,613
04/16	$10,609	$10,767	$10,680	$10,202	$10,726
05/16	$10,736	$10,960	$10,762	$10,205	$10,807
06/16	$10,672	$10,982	$10,778	$10,388	$10,829
07/16	$11,056	$11,418	$11,157	$10,454	$11,222
08/16	$11,075	$11,447	$11,186	$10,442	$11,267
09/16	$11,140	$11,465	$11,223	$10,436	$11,308
10/16	$10,906	$11,217	$11,027	$10,356	$11,120
11/16	$11,065	$11,719	$11,213	$10,111	$11,315
12/16	$11,204	$11,948	$11,406	$10,125	$11,516
01/17	$11,461	$12,173	$11,620	$10,145	$11,742
02/17	$11,766	$12,625	$11,937	$10,213	$12,069
03/17	$11,881	$12,634	$12,005	$10,208	$12,137
04/17	$12,071	$12,768	$12,159	$10,287	$12,294
05/17	$12,272	$12,898	$12,337	$10,366	$12,474
06/17	$12,378	$13,015	$12,405	$10,356	$12,545
07/17	$12,701	$13,260	$12,647	$10,400	$12,798
08/17	$12,789	$13,286	$12,698	$10,493	$12,846
09/17	$12,995	$13,610	$12,915	$10,444	$13,072
10/17	$13,220	$13,907	$13,139	$10,450	$13,302
11/17	$13,505	$14,329	$13,396	$10,436	$13,562
12/17	$13,673	$14,472	$13,546	$10,484	$13,714
01/18	$14,350	$15,235	$14,103	$10,363	$14,293
02/18	$13,807	$14,674	$13,636	$10,265	$13,821
03/18	$13,591	$14,379	$13,440	$10,331	$13,613
04/18	$13,581	$14,434	$13,492	$10,254	$13,673
05/18	$13,766	$14,841	$13,670	$10,327	$13,847
06/18	$13,687	$14,938	$13,665	$10,315	$13,844
07/18	$14,022	$15,434	$14,003	$10,317	$14,193
08/18	$14,205	$15,976	$14,256	$10,383	$14,450
09/18	$14,248	$16,002	$14,266	$10,317	$14,467
10/18	$13,213	$14,824	$13,380	$10,235	$13,563
11/18	$13,353	$15,121	$13,584	$10,296	$13,763
12/18	$12,364	$13,714	$12,759	$10,485	$12,902
01/19	$13,324	$14,891	$13,627	$10,597	$13,803
02/19	$13,652	$15,414	$13,964	$10,590	$14,156
03/19	$13,798	$15,640	$14,160	$10,794	$14,347
04/19	$14,250	$16,264	$14,574	$10,797	$14,776
05/19	$13,403	$15,212	$13,900	$10,988	$14,069
06/19	$14,228	$16,280	$14,688	$11,126	$14,874
07/19	$14,275	$16,522	$14,789	$11,151	$14,978
08/19	$13,983	$16,185	$14,589	$11,440	$14,758
09/19	$14,170	$16,469	$14,803	$11,379	$14,981
10/19	$14,474	$16,824	$15,115	$11,413	$15,296
11/19	$14,859	$17,463	$15,481	$11,407	$15,669
12/19	$15,280	$17,968	$15,885	$11,399	$16,096
01/20	$15,159	$17,948	$15,845	$11,619	$16,040
02/20	$14,162	$16,478	$14,872	$11,828	$15,030
03/20	$12,290	$14,212	$13,212	$11,758	$13,271
04/20	$13,542	$16,095	$14,501	$11,967	$14,584
05/20	$14,162	$16,955	$15,075	$12,023	$15,190
06/20	$14,517	$17,343	$15,438	$12,099	$15,559
07/20	$15,207	$18,328	$16,145	$12,279	$16,295
08/20	$15,923	$19,656	$16,956	$12,180	$17,130
09/20	$15,463	$18,940	$16,507	$12,173	$16,667
10/20	$15,182	$18,531	$16,210	$12,119	$16,372
11/20	$16,741	$20,785	$17,860	$12,238	$18,069
12/20	$17,407	$21,721	$18,545	$12,255	$18,775
01/21	$17,316	$21,624	$18,480	$12,167	$18,714
02/21	$17,848	$22,300	$18,838	$11,991	$19,096
03/21	$18,354	$23,099	$19,234	$11,842	$19,516
04/21	$19,080	$24,290	$19,968	$11,935	$20,265
05/21	$19,262	$24,401	$20,154	$11,974	$20,454
06/21	$19,484	$25,002	$20,453	$12,058	$20,762
07/21	$19,580	$25,425	$20,634	$12,193	$20,949
08/21	$20,020	$26,150	$21,063	$12,170	$21,392
09/21	$19,251	$24,977	$20,322	$12,065	$20,650
10/21	$19,965	$26,666	$21,227	$12,061	$21,569
11/21	$19,471	$26,260	$20,856	$12,097	$21,177
12/21	$20,175	$27,294	$21,508	$12,066	$21,865
01/22	$19,365	$25,688	$20,488	$11,806	$20,820
02/22	$18,821	$25,041	$20,044	$11,674	$20,371
03/22	$18,953	$25,854	$20,312	$11,350	$20,662
04/22	$17,569	$23,533	$18,812	$10,919	$19,139
05/22	$17,628	$23,502	$18,846	$10,990	$19,169
06/22	$16,220	$21,536	$17,523	$10,817	$17,772
07/22	$17,234	$23,556	$18,710	$11,082	$19,011
08/22	$16,688	$22,677	$18,068	$10,768	$18,361
09/22	$15,144	$20,574	$16,541	$10,303	$16,815
10/22	$16,002	$22,261	$17,400	$10,170	$17,727
11/22	$17,015	$23,423	$18,503	$10,544	$18,836
12/22	$16,286	$22,052	$17,822	$10,496	$18,142
01/23	$17,360	$23,571	$18,954	$10,819	$19,301
02/23	$16,791	$23,020	$18,460	$10,539	$18,812
03/23	$17,281	$23,635	$18,948	$10,807	$19,295
04/23	$17,502	$23,887	$19,154	$10,873	$19,509
05/23	$17,439	$23,980	$19,023	$10,754	$19,378
06/23	$18,320	$25,618	$19,954	$10,716	$20,346
07/23	$18,842	$26,536	$20,545	$10,708	$20,963
08/23	$18,516	$26,024	$20,094	$10,640	$20,513
09/23	$17,732	$24,784	$19,290	$10,370	$19,706
10/23	$17,356	$24,127	$18,768	$10,206	$19,177
11/23	$18,695	$26,377	$20,322	$10,668	$20,765
12/23	$19,483	$27,776	$21,322	$11,076	$21,787
01/24	$19,617	$28,084	$21,409	$11,046	$21,880
02/24	$20,300	$29,604	$22,159	$10,890	$22,666
03/24	$20,833	$30,559	$22,764	$10,991	$23,287
04/24	$20,150	$29,214	$21,972	$10,713	$22,496
05/24	$21,050	$30,594	$22,796	$10,895	$23,333
06/24	$21,541	$31,542	$23,265	$10,998	$23,813
07/24	$21,757	$32,128	$23,731	$11,255	$24,287
08/24	$22,225	$32,827	$24,240	$11,416	$24,811
09/24	$22,608	$33,506	$24,737	$11,569	$25,320
10/24	$22,108	$33,260	$24,252	$11,282	$24,847
11/24	$22,975	$35,473	$25,196	$11,402	$25,819
12/24	$22,441	$34,389	$24,571	$11,215	$25,192
01/25	$23,054	$35,474	$25,266	$11,274	$25,919
02/25	$22,879	$34,794	$25,161	$11,522	$25,793
03/25	$21,951	$32,765	$24,278	$11,527	$24,874
04/25	$22,021	$32,545	$24,372	$11,572	$24,967
05/25	$23,019	$34,608	$25,482	$11,489	$26,135
06/25	$24,147	$36,366	$26,510	$11,666	$27,191
07/25	$24,567	$37,167	$26,828	$11,635	$27,524
08/25	$25,169	$38,027	$27,442	$11,774	$28,158
09/25	$25,935	$39,339	$28,267	$11,903	$28,995
10/25	$26,464	$40,183	$28,789	$11,977	$29,518
11/25	$26,573	$40,293	$28,849	$12,052	$29,586
12/25	$26,643	$40,285	$29,010	$12,034	$29,761
01/26	$27,241	$40,910	$29,659	$12,047	$30,426

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	18.16	9.48	10.54
Russell 3000® Index	15.32	13.60	15.13
60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)	17.39	9.92	11.48
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	17.39	10.21	11.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,418,049,236
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 429,186
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,418,049,236
Total number of portfolio holdings	40
Management services fees (represents 0.03% of Fund average net assets)	$429,186
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	76.4%
Fixed Income Funds	15.7%
Exchange-Traded Equity Funds	3.7%
Money Market Funds	2.0%
Alternative Strategies Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.1%
Columbia Cornerstone Equity Fund, Institutional 3 Class	14.7%
Columbia Overseas Core Fund, Institutional 3 Class	13.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.7%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.1%
Columbia Bond Fund, Institutional 3 Class	4.4%
Columbia Research Enhanced Emerging Economies ETF	3.7%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.4%

Material Fund Change [Text Block]
C000129848
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance during the period.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class ($28,865)	Russell 3000® Index ($40,910)	60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,954	$9,997	$9,983	$10,071	$9,985
03/16	$10,543	$10,701	$10,583	$10,163	$10,613
04/16	$10,635	$10,767	$10,680	$10,202	$10,726
05/16	$10,764	$10,960	$10,762	$10,205	$10,807
06/16	$10,699	$10,982	$10,778	$10,388	$10,829
07/16	$11,088	$11,418	$11,157	$10,454	$11,222
08/16	$11,126	$11,447	$11,186	$10,442	$11,267
09/16	$11,192	$11,465	$11,223	$10,436	$11,308
10/16	$10,955	$11,217	$11,027	$10,356	$11,120
11/16	$11,135	$11,719	$11,213	$10,111	$11,315
12/16	$11,272	$11,948	$11,406	$10,125	$11,516
01/17	$11,544	$12,173	$11,620	$10,145	$11,742
02/17	$11,855	$12,625	$11,937	$10,213	$12,069
03/17	$11,972	$12,634	$12,005	$10,208	$12,137
04/17	$12,176	$12,768	$12,159	$10,287	$12,294
05/17	$12,389	$12,898	$12,337	$10,366	$12,474
06/17	$12,497	$13,015	$12,405	$10,356	$12,545
07/17	$12,827	$13,260	$12,647	$10,400	$12,798
08/17	$12,927	$13,286	$12,698	$10,493	$12,846
09/17	$13,137	$13,610	$12,915	$10,444	$13,072
10/17	$13,377	$13,907	$13,139	$10,450	$13,302
11/17	$13,666	$14,329	$13,396	$10,436	$13,562
12/17	$13,839	$14,472	$13,546	$10,484	$13,714
01/18	$14,533	$15,235	$14,103	$10,363	$14,293
02/18	$13,986	$14,674	$13,636	$10,265	$13,821
03/18	$13,787	$14,379	$13,440	$10,331	$13,613
04/18	$13,776	$14,434	$13,492	$10,254	$13,673
05/18	$13,965	$14,841	$13,670	$10,327	$13,847
06/18	$13,893	$14,938	$13,665	$10,315	$13,844
07/18	$14,247	$15,434	$14,003	$10,317	$14,193
08/18	$14,435	$15,976	$14,256	$10,383	$14,450
09/18	$14,479	$16,002	$14,266	$10,317	$14,467
10/18	$13,439	$14,824	$13,380	$10,235	$13,563
11/18	$13,583	$15,121	$13,584	$10,296	$13,763
12/18	$12,591	$13,714	$12,759	$10,485	$12,902
01/19	$13,571	$14,891	$13,627	$10,597	$13,803
02/19	$13,910	$15,414	$13,964	$10,590	$14,156
03/19	$14,073	$15,640	$14,160	$10,794	$14,347
04/19	$14,528	$16,264	$14,574	$10,797	$14,776
05/19	$13,688	$15,212	$13,900	$10,988	$14,069
06/19	$14,524	$16,280	$14,688	$11,126	$14,874
07/19	$14,584	$16,522	$14,789	$11,151	$14,978
08/19	$14,282	$16,185	$14,589	$11,440	$14,758
09/19	$14,488	$16,469	$14,803	$11,379	$14,981
10/19	$14,801	$16,824	$15,115	$11,413	$15,296
11/19	$15,200	$17,463	$15,481	$11,407	$15,669
12/19	$15,654	$17,968	$15,885	$11,399	$16,096
01/20	$15,528	$17,948	$15,845	$11,619	$16,040
02/20	$14,503	$16,478	$14,872	$11,828	$15,030
03/20	$12,607	$14,212	$13,212	$11,758	$13,271
04/20	$13,897	$16,095	$14,501	$11,967	$14,584
05/20	$14,541	$16,955	$15,075	$12,023	$15,190
06/20	$14,906	$17,343	$15,438	$12,099	$15,559
07/20	$15,625	$18,328	$16,145	$12,279	$16,295
08/20	$16,357	$19,656	$16,956	$12,180	$17,130
09/20	$15,904	$18,940	$16,507	$12,173	$16,667
10/20	$15,612	$18,531	$16,210	$12,119	$16,372
11/20	$17,222	$20,785	$17,860	$12,238	$18,069
12/20	$17,919	$21,721	$18,545	$12,255	$18,775
01/21	$17,838	$21,624	$18,480	$12,167	$18,714
02/21	$18,394	$22,300	$18,838	$11,991	$19,096
03/21	$18,924	$23,099	$19,234	$11,842	$19,516
04/21	$19,670	$24,290	$19,968	$11,935	$20,265
05/21	$19,874	$24,401	$20,154	$11,974	$20,454
06/21	$20,115	$25,002	$20,453	$12,058	$20,762
07/21	$20,216	$25,425	$20,634	$12,193	$20,949
08/21	$20,691	$26,150	$21,063	$12,170	$21,392
09/21	$19,914	$24,977	$20,322	$12,065	$20,650
10/21	$20,663	$26,666	$21,227	$12,061	$21,569
11/21	$20,144	$26,260	$20,856	$12,097	$21,177
12/21	$20,891	$27,294	$21,508	$12,066	$21,865
01/22	$20,068	$25,688	$20,488	$11,806	$20,820
02/22	$19,509	$25,041	$20,044	$11,674	$20,371
03/22	$19,664	$25,854	$20,312	$11,350	$20,662
04/22	$18,219	$23,533	$18,812	$10,919	$19,139
05/22	$18,297	$23,502	$18,846	$10,990	$19,169
06/22	$16,838	$21,536	$17,523	$10,817	$17,772
07/22	$17,908	$23,556	$18,710	$11,082	$19,011
08/22	$17,332	$22,677	$18,068	$10,768	$18,361
09/22	$15,750	$20,574	$16,541	$10,303	$16,815
10/22	$16,656	$22,261	$17,400	$10,170	$17,727
11/22	$17,711	$23,423	$18,503	$10,544	$18,836
12/22	$16,973	$22,052	$17,822	$10,496	$18,142
01/23	$18,098	$23,571	$18,954	$10,819	$19,301
02/23	$17,494	$23,020	$18,460	$10,539	$18,812
03/23	$18,031	$23,635	$18,948	$10,807	$19,295
04/23	$18,266	$23,887	$19,154	$10,873	$19,509
05/23	$18,216	$23,980	$19,023	$10,754	$19,378
06/23	$19,127	$25,618	$19,954	$10,716	$20,346
07/23	$19,683	$26,536	$20,545	$10,708	$20,963
08/23	$19,353	$26,024	$20,094	$10,640	$20,513
09/23	$18,554	$24,784	$19,290	$10,370	$19,706
10/23	$18,172	$24,127	$18,768	$10,206	$19,177
11/23	$19,579	$26,377	$20,322	$10,668	$20,765
12/23	$20,419	$27,776	$21,322	$11,076	$21,787
01/24	$20,562	$28,084	$21,409	$11,046	$21,880
02/24	$21,275	$29,604	$22,159	$10,890	$22,666
03/24	$21,864	$30,559	$22,764	$10,991	$23,287
04/24	$21,151	$29,214	$21,972	$10,713	$22,496
05/24	$22,096	$30,594	$22,796	$10,895	$23,333
06/24	$22,631	$31,542	$23,265	$10,998	$23,813
07/24	$22,863	$32,128	$23,731	$11,255	$24,287
08/24	$23,381	$32,827	$24,240	$11,416	$24,811
09/24	$23,774	$33,506	$24,737	$11,569	$25,320
10/24	$23,274	$33,260	$24,252	$11,282	$24,847
11/24	$24,185	$35,473	$25,196	$11,402	$25,819
12/24	$23,648	$34,389	$24,571	$11,215	$25,192
01/25	$24,308	$35,474	$25,266	$11,274	$25,919
02/25	$24,119	$34,794	$25,161	$11,522	$25,793
03/25	$23,158	$32,765	$24,278	$11,527	$24,874
04/25	$23,252	$32,545	$24,372	$11,572	$24,967
05/25	$24,308	$34,608	$25,482	$11,489	$26,135
06/25	$25,504	$36,366	$26,510	$11,666	$27,191
07/25	$25,957	$37,167	$26,828	$11,635	$27,524
08/25	$26,606	$38,027	$27,442	$11,774	$28,158
09/25	$27,431	$39,339	$28,267	$11,903	$28,995
10/25	$28,002	$40,183	$28,789	$11,977	$29,518
11/25	$28,139	$40,293	$28,849	$12,052	$29,586
12/25	$28,216	$40,285	$29,010	$12,034	$29,761
01/26	$28,865	$40,910	$29,659	$12,047	$30,426

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	18.75	10.11	11.18
Russell 3000® Index	15.32	13.60	15.13
60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)	17.39	9.92	11.48
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	17.39	10.21	11.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,418,049,236
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 429,186
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,418,049,236
Total number of portfolio holdings	40
Management services fees (represents 0.03% of Fund average net assets)	$429,186
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	76.4%
Fixed Income Funds	15.7%
Exchange-Traded Equity Funds	3.7%
Money Market Funds	2.0%
Alternative Strategies Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.1%
Columbia Cornerstone Equity Fund, Institutional 3 Class	14.7%
Columbia Overseas Core Fund, Institutional 3 Class	13.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.7%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.1%
Columbia Bond Fund, Institutional 3 Class	4.4%
Columbia Research Enhanced Emerging Economies ETF	3.7%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.4%

Material Fund Change [Text Block]
C000097471
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	CPAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance during the period.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Aggressive Portfolio Institutional Class ($28,630)	Russell 3000® Index ($40,910)	60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net) ($29,659)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index ($30,426)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,955	$9,997	$9,983	$10,071	$9,985
03/16	$10,535	$10,701	$10,583	$10,163	$10,613
04/16	$10,626	$10,767	$10,680	$10,202	$10,726
05/16	$10,752	$10,960	$10,762	$10,205	$10,807
06/16	$10,698	$10,982	$10,778	$10,388	$10,829
07/16	$11,081	$11,418	$11,157	$10,454	$11,222
08/16	$11,109	$11,447	$11,186	$10,442	$11,267
09/16	$11,184	$11,465	$11,223	$10,436	$11,308
10/16	$10,950	$11,217	$11,027	$10,356	$11,120
11/16	$11,119	$11,719	$11,213	$10,111	$11,315
12/16	$11,260	$11,948	$11,406	$10,125	$11,516
01/17	$11,527	$12,173	$11,620	$10,145	$11,742
02/17	$11,833	$12,625	$11,937	$10,213	$12,069
03/17	$11,958	$12,634	$12,005	$10,208	$12,137
04/17	$12,158	$12,768	$12,159	$10,287	$12,294
05/17	$12,369	$12,898	$12,337	$10,366	$12,474
06/17	$12,475	$13,015	$12,405	$10,356	$12,545
07/17	$12,799	$13,260	$12,647	$10,400	$12,798
08/17	$12,897	$13,286	$12,698	$10,493	$12,846
09/17	$13,113	$13,610	$12,915	$10,444	$13,072
10/17	$13,349	$13,907	$13,139	$10,450	$13,302
11/17	$13,644	$14,329	$13,396	$10,436	$13,562
12/17	$13,802	$14,472	$13,546	$10,484	$13,714
01/18	$14,494	$15,235	$14,103	$10,363	$14,293
02/18	$13,957	$14,674	$13,636	$10,265	$13,821
03/18	$13,751	$14,379	$13,440	$10,331	$13,613
04/18	$13,740	$14,434	$13,492	$10,254	$13,673
05/18	$13,926	$14,841	$13,670	$10,327	$13,847
06/18	$13,853	$14,938	$13,665	$10,315	$13,844
07/18	$14,212	$15,434	$14,003	$10,317	$14,193
08/18	$14,396	$15,976	$14,256	$10,383	$14,450
09/18	$14,440	$16,002	$14,266	$10,317	$14,467
10/18	$13,397	$14,824	$13,380	$10,235	$13,563
11/18	$13,549	$15,121	$13,584	$10,296	$13,763
12/18	$12,558	$13,714	$12,759	$10,485	$12,902
01/19	$13,529	$14,891	$13,627	$10,597	$13,803
02/19	$13,872	$15,414	$13,964	$10,590	$14,156
03/19	$14,032	$15,640	$14,160	$10,794	$14,347
04/19	$14,489	$16,264	$14,574	$10,797	$14,776
05/19	$13,644	$15,212	$13,900	$10,988	$14,069
06/19	$14,485	$16,280	$14,688	$11,126	$14,874
07/19	$14,532	$16,522	$14,789	$11,151	$14,978
08/19	$14,237	$16,185	$14,589	$11,440	$14,758
09/19	$14,449	$16,469	$14,803	$11,379	$14,981
10/19	$14,756	$16,824	$15,115	$11,413	$15,296
11/19	$15,146	$17,463	$15,481	$11,407	$15,669
12/19	$15,593	$17,968	$15,885	$11,399	$16,096
01/20	$15,469	$17,948	$15,845	$11,619	$16,040
02/20	$14,456	$16,478	$14,872	$11,828	$15,030
03/20	$12,553	$14,212	$13,212	$11,758	$13,271
04/20	$13,838	$16,095	$14,501	$11,967	$14,584
05/20	$14,481	$16,955	$15,075	$12,023	$15,190
06/20	$14,848	$17,343	$15,438	$12,099	$15,559
07/20	$15,563	$18,328	$16,145	$12,279	$16,295
08/20	$16,303	$19,656	$16,956	$12,180	$17,130
09/20	$15,835	$18,940	$16,507	$12,173	$16,667
10/20	$15,550	$18,531	$16,210	$12,119	$16,372
11/20	$17,147	$20,785	$17,860	$12,238	$18,069
12/20	$17,848	$21,721	$18,545	$12,255	$18,775
01/21	$17,768	$21,624	$18,480	$12,167	$18,714
02/21	$18,325	$22,300	$18,838	$11,991	$19,096
03/21	$18,854	$23,099	$19,234	$11,842	$19,516
04/21	$19,596	$24,290	$19,968	$11,935	$20,265
05/21	$19,794	$24,401	$20,154	$11,974	$20,454
06/21	$20,029	$25,002	$20,453	$12,058	$20,762
07/21	$20,127	$25,425	$20,634	$12,193	$20,949
08/21	$20,604	$26,150	$21,063	$12,170	$21,392
09/21	$19,819	$24,977	$20,322	$12,065	$20,650
10/21	$20,562	$26,666	$21,227	$12,061	$21,569
11/21	$20,057	$26,260	$20,856	$12,097	$21,177
12/21	$20,802	$27,294	$21,508	$12,066	$21,865
01/22	$19,972	$25,688	$20,488	$11,806	$20,820
02/22	$19,413	$25,041	$20,044	$11,674	$20,371
03/22	$19,564	$25,854	$20,312	$11,350	$20,662
04/22	$18,130	$23,533	$18,812	$10,919	$19,139
05/22	$18,206	$23,502	$18,846	$10,990	$19,169
06/22	$16,756	$21,536	$17,523	$10,817	$17,772
07/22	$17,811	$23,556	$18,710	$11,082	$19,011
08/22	$17,252	$22,677	$18,068	$10,768	$18,361
09/22	$15,669	$20,574	$16,541	$10,303	$16,815
10/22	$16,564	$22,261	$17,400	$10,170	$17,727
11/22	$17,620	$23,423	$18,503	$10,544	$18,836
12/22	$16,874	$22,052	$17,822	$10,496	$18,142
01/23	$17,997	$23,571	$18,954	$10,819	$19,301
02/23	$17,395	$23,020	$18,460	$10,539	$18,812
03/23	$17,932	$23,635	$18,948	$10,807	$19,295
04/23	$18,160	$23,887	$19,154	$10,873	$19,509
05/23	$18,111	$23,980	$19,023	$10,754	$19,378
06/23	$19,027	$25,618	$19,954	$10,716	$20,346
07/23	$19,565	$26,536	$20,545	$10,708	$20,963
08/23	$19,228	$26,024	$20,094	$10,640	$20,513
09/23	$18,438	$24,784	$19,290	$10,370	$19,706
10/23	$18,051	$24,127	$18,768	$10,206	$19,177
11/23	$19,464	$26,377	$20,322	$10,668	$20,765
12/23	$20,279	$27,776	$21,322	$11,076	$21,787
01/24	$20,434	$28,084	$21,409	$11,046	$21,880
02/24	$21,141	$29,604	$22,159	$10,890	$22,666
03/24	$21,727	$30,559	$22,764	$10,991	$23,287
04/24	$21,020	$29,214	$21,972	$10,713	$22,496
05/24	$21,951	$30,594	$22,796	$10,895	$23,333
06/24	$22,485	$31,542	$23,265	$10,998	$23,813
07/24	$22,709	$32,128	$23,731	$11,255	$24,287
08/24	$23,210	$32,827	$24,240	$11,416	$24,811
09/24	$23,607	$33,506	$24,737	$11,569	$25,320
10/24	$23,106	$33,260	$24,252	$11,282	$24,847
11/24	$24,022	$35,473	$25,196	$11,402	$25,819
12/24	$23,468	$34,389	$24,571	$11,215	$25,192
01/25	$24,123	$35,474	$25,266	$11,274	$25,919
02/25	$23,941	$34,794	$25,161	$11,522	$25,793
03/25	$22,977	$32,765	$24,278	$11,527	$24,874
04/25	$23,068	$32,545	$24,372	$11,572	$24,967
05/25	$24,123	$34,608	$25,482	$11,489	$26,135
06/25	$25,314	$36,366	$26,510	$11,666	$27,191
07/25	$25,769	$37,167	$26,828	$11,635	$27,524
08/25	$26,413	$38,027	$27,442	$11,774	$28,158
09/25	$27,228	$39,339	$28,267	$11,903	$28,995
10/25	$27,796	$40,183	$28,789	$11,977	$29,518
11/25	$27,929	$40,293	$28,849	$12,052	$29,586
12/25	$27,986	$40,285	$29,010	$12,034	$29,761
01/26	$28,630	$40,910	$29,659	$12,047	$30,426

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	18.68	10.01	11.09
Russell 3000® Index	15.32	13.60	15.13
60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)	17.39	9.92	11.48
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net), 5% Bloomberg U.S. Corporate High-Yield Index	17.39	10.21	11.77

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,418,049,236
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 429,186
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,418,049,236
Total number of portfolio holdings	40
Management services fees (represents 0.03% of Fund average net assets)	$429,186
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	76.4%
Fixed Income Funds	15.7%
Exchange-Traded Equity Funds	3.7%
Money Market Funds	2.0%
Alternative Strategies Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.1%
Columbia Cornerstone Equity Fund, Institutional 3 Class	14.7%
Columbia Overseas Core Fund, Institutional 3 Class	13.8%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.7%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.1%
Columbia Bond Fund, Institutional 3 Class	4.4%
Columbia Research Enhanced Emerging Economies ETF	3.7%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.4%

Material Fund Change [Text Block]
C000097472
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class A
Trading Symbol	ABDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily by overweights to U.S. large- and mid-cap equity and international equity. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Conservative Portfolio Class A (including sales charges) ($14,301)	Bloomberg U.S. Aggregate Bond Index ($12,047)	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)	Russell 3000® Index ($40,910)	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
01/16	$9,526	$10,000	$10,000	$10,000	$10,000
02/16	$9,556	$10,071	$10,045	$9,997	$10,040
03/16	$9,841	$10,163	$10,296	$10,701	$10,257
04/16	$9,932	$10,202	$10,350	$10,767	$10,324
05/16	$9,952	$10,205	$10,381	$10,960	$10,351
06/16	$10,038	$10,388	$10,517	$10,982	$10,464
07/16	$10,181	$10,454	$10,677	$11,418	$10,608
08/16	$10,192	$10,442	$10,677	$11,447	$10,614
09/16	$10,205	$10,436	$10,682	$11,465	$10,622
10/16	$10,113	$10,356	$10,567	$11,217	$10,525
11/16	$10,020	$10,111	$10,460	$11,719	$10,419
12/16	$10,079	$10,125	$10,525	$11,948	$10,485
01/17	$10,162	$10,145	$10,599	$12,173	$10,550
02/17	$10,286	$10,213	$10,741	$12,625	$10,669
03/17	$10,311	$10,208	$10,753	$12,634	$10,681
04/17	$10,404	$10,287	$10,851	$12,768	$10,771
05/17	$10,508	$10,366	$10,955	$12,898	$10,867
06/17	$10,512	$10,356	$10,967	$13,015	$10,875
07/17	$10,616	$10,400	$11,064	$13,260	$10,958
08/17	$10,689	$10,493	$11,145	$13,286	$11,026
09/17	$10,709	$10,444	$11,170	$13,610	$11,051
10/17	$10,751	$10,450	$11,235	$13,907	$11,102
11/17	$10,814	$10,436	$11,297	$14,329	$11,149
12/17	$10,880	$10,484	$11,370	$14,472	$11,211
01/18	$10,965	$10,363	$11,425	$15,235	$11,246
02/18	$10,764	$10,265	$11,234	$14,674	$11,086
03/18	$10,757	$10,331	$11,233	$14,379	$11,088
04/18	$10,725	$10,254	$11,187	$14,434	$11,057
05/18	$10,789	$10,327	$11,296	$14,841	$11,145
06/18	$10,759	$10,315	$11,289	$14,938	$11,144
07/18	$10,846	$10,317	$11,379	$15,434	$11,221
08/18	$10,911	$10,383	$11,502	$15,976	$11,322
09/18	$10,879	$10,317	$11,453	$16,002	$11,287
10/18	$10,619	$10,235	$11,170	$14,824	$11,053
11/18	$10,651	$10,296	$11,270	$15,121	$11,127
12/18	$10,500	$10,485	$11,191	$13,714	$11,072
01/19	$10,788	$10,597	$11,513	$14,891	$11,351
02/19	$10,865	$10,590	$11,600	$15,414	$11,431
03/19	$11,013	$10,794	$11,805	$15,640	$11,611
04/19	$11,102	$10,797	$11,917	$16,264	$11,708
05/19	$11,036	$10,988	$11,888	$15,212	$11,700
06/19	$11,301	$11,126	$12,203	$16,280	$11,968
07/19	$11,312	$11,151	$12,252	$16,522	$12,010
08/19	$11,401	$11,440	$12,420	$16,185	$12,167
09/19	$11,406	$11,379	$12,430	$16,469	$12,178
10/19	$11,484	$11,413	$12,535	$16,824	$12,266
11/19	$11,551	$11,407	$12,631	$17,463	$12,343
12/19	$11,624	$11,399	$12,725	$17,968	$12,422
01/20	$11,749	$11,619	$12,888	$17,948	$12,567
02/20	$11,635	$11,828	$12,800	$16,478	$12,499
03/20	$10,967	$11,758	$12,302	$14,212	$12,054
04/20	$11,436	$11,967	$12,836	$16,095	$12,496
05/20	$11,653	$12,023	$13,039	$16,955	$12,685
06/20	$11,826	$12,099	$13,191	$17,343	$12,808
07/20	$12,081	$12,279	$13,517	$18,328	$13,082
08/20	$12,197	$12,180	$13,659	$19,656	$13,193
09/20	$12,072	$12,173	$13,539	$18,940	$13,094
10/20	$11,967	$12,119	$13,421	$18,531	$12,990
11/20	$12,398	$12,238	$13,936	$20,785	$13,432
12/20	$12,560	$12,255	$14,115	$21,721	$13,576
01/21	$12,525	$12,167	$14,028	$21,624	$13,498
02/21	$12,536	$11,991	$13,976	$22,300	$13,450
03/21	$12,588	$11,842	$13,953	$23,099	$13,427
04/21	$12,765	$11,935	$14,199	$24,290	$13,627
05/21	$12,824	$11,974	$14,268	$24,401	$13,690
06/21	$12,907	$12,058	$14,408	$25,002	$13,804
07/21	$13,017	$12,193	$14,565	$25,425	$13,948
08/21	$13,102	$12,170	$14,642	$26,150	$14,005
09/21	$12,890	$12,065	$14,392	$24,977	$13,811
10/21	$12,975	$12,061	$14,598	$26,666	$13,964
11/21	$12,914	$12,097	$14,553	$26,260	$13,922
12/21	$13,041	$12,066	$14,670	$27,294	$14,027
01/22	$12,701	$11,806	$14,231	$25,688	$13,654
02/22	$12,512	$11,674	$14,025	$25,041	$13,485
03/22	$12,303	$11,350	$13,822	$25,854	$13,301
04/22	$11,748	$10,919	$13,138	$23,533	$12,728
05/22	$11,811	$10,990	$13,202	$23,502	$12,786
06/22	$11,374	$10,817	$12,770	$21,536	$12,400
07/22	$11,778	$11,082	$13,265	$23,556	$12,836
08/22	$11,465	$10,768	$12,864	$22,677	$12,484
09/22	$10,836	$10,303	$12,143	$20,574	$11,879
10/22	$10,901	$10,170	$12,241	$22,261	$11,971
11/22	$11,319	$10,544	$12,782	$23,423	$12,436
12/22	$11,144	$10,496	$12,586	$22,052	$12,292
01/23	$11,604	$10,819	$13,101	$23,571	$12,741
02/23	$11,302	$10,539	$12,763	$23,020	$12,464
03/23	$11,581	$10,807	$13,091	$23,635	$12,748
04/23	$11,673	$10,873	$13,189	$23,887	$12,848
05/23	$11,554	$10,754	$13,069	$23,980	$12,737
06/23	$11,672	$10,716	$13,241	$25,618	$12,880
07/23	$11,765	$10,708	$13,356	$26,536	$12,977
08/23	$11,672	$10,640	$13,210	$26,024	$12,867
09/23	$11,350	$10,370	$12,811	$24,784	$12,537
10/23	$11,162	$10,206	$12,566	$24,127	$12,332
11/23	$11,740	$10,668	$13,283	$26,377	$12,958
12/23	$12,190	$11,076	$13,838	$27,776	$13,448
01/24	$12,217	$11,046	$13,833	$28,084	$13,456
02/24	$12,217	$10,890	$13,855	$29,604	$13,460
03/24	$12,387	$10,991	$14,061	$30,559	$13,642
04/24	$12,071	$10,713	$13,660	$29,214	$13,308
05/24	$12,359	$10,895	$13,982	$30,594	$13,589
06/24	$12,509	$10,998	$14,168	$31,542	$13,737
07/24	$12,758	$11,255	$14,484	$32,128	$14,024
08/24	$12,979	$11,416	$14,723	$32,827	$14,242
09/24	$13,158	$11,569	$14,952	$33,506	$14,434
10/24	$12,852	$11,282	$14,613	$33,260	$14,145
11/24	$13,075	$11,402	$14,912	$35,473	$14,393
12/24	$12,835	$11,215	$14,626	$34,389	$14,159
01/25	$12,990	$11,274	$14,807	$35,474	$14,326
02/25	$13,158	$11,522	$15,006	$34,794	$14,515
03/25	$13,010	$11,527	$14,834	$32,765	$14,388
04/25	$13,080	$11,572	$14,884	$32,545	$14,449
05/25	$13,179	$11,489	$15,026	$34,608	$14,567
06/25	$13,487	$11,666	$15,378	$36,366	$14,857
07/25	$13,530	$11,635	$15,413	$37,167	$14,878
08/25	$13,758	$11,774	$15,647	$38,027	$15,092
09/25	$13,988	$11,903	$15,912	$39,339	$15,304
10/25	$14,117	$11,977	$16,072	$40,183	$15,431
11/25	$14,189	$12,052	$16,152	$40,293	$15,515
12/25	$14,185	$12,034	$16,158	$40,285	$15,531
01/26	$14,301	$12,047	$16,273	$40,910	$15,627

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	10.09	2.69	4.15
Class A (including sales charges)Footnote Reference(a)	4.88	1.69	3.64
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)	9.90	3.01	4.99
Russell 3000® Index	15.32	13.60	15.13
66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	9.08	2.97	4.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 152,080,239
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 95,105
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$152,080,239
Total number of portfolio holdings	40
Management services fees (represents 0.06% of Fund average net assets)	$95,105
Portfolio turnover for the reporting period	31%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	71.3%
Equity Funds	23.8%
Money Market Funds	3.6%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	32.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.6%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	7.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Disciplined Core Fund, Institutional 3 Class	4.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%
Columbia Overseas Core Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000097474
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class C
Trading Symbol	RPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$133	1.27%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily by overweights to U.S. large- and mid-cap equity and international equity. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Conservative Portfolio Class C (including sales charges) ($13,914)	Bloomberg U.S. Aggregate Bond Index ($12,047)	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)	Russell 3000® Index ($40,910)	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,021	$10,071	$10,045	$9,997	$10,040
03/16	$10,313	$10,163	$10,296	$10,701	$10,257
04/16	$10,398	$10,202	$10,350	$10,767	$10,324
05/16	$10,409	$10,205	$10,381	$10,960	$10,351
06/16	$10,501	$10,388	$10,517	$10,982	$10,464
07/16	$10,652	$10,454	$10,677	$11,418	$10,608
08/16	$10,652	$10,442	$10,677	$11,447	$10,614
09/16	$10,657	$10,436	$10,682	$11,465	$10,622
10/16	$10,549	$10,356	$10,567	$11,217	$10,525
11/16	$10,452	$10,111	$10,460	$11,719	$10,419
12/16	$10,505	$10,125	$10,525	$11,948	$10,485
01/17	$10,580	$10,145	$10,599	$12,173	$10,550
02/17	$10,710	$10,213	$10,741	$12,625	$10,669
03/17	$10,727	$10,208	$10,753	$12,634	$10,681
04/17	$10,825	$10,287	$10,851	$12,768	$10,771
05/17	$10,912	$10,366	$10,955	$12,898	$10,867
06/17	$10,917	$10,356	$10,967	$13,015	$10,875
07/17	$11,015	$10,400	$11,064	$13,260	$10,958
08/17	$11,080	$10,493	$11,145	$13,286	$11,026
09/17	$11,091	$10,444	$11,170	$13,610	$11,051
10/17	$11,135	$10,450	$11,235	$13,907	$11,102
11/17	$11,189	$10,436	$11,297	$14,329	$11,149
12/17	$11,248	$10,484	$11,370	$14,472	$11,211
01/18	$11,336	$10,363	$11,425	$15,235	$11,246
02/18	$11,116	$10,265	$11,234	$14,674	$11,086
03/18	$11,099	$10,331	$11,233	$14,379	$11,088
04/18	$11,066	$10,254	$11,187	$14,434	$11,057
05/18	$11,121	$10,327	$11,296	$14,841	$11,145
06/18	$11,092	$10,315	$11,289	$14,938	$11,144
07/18	$11,170	$10,317	$11,379	$15,434	$11,221
08/18	$11,226	$10,383	$11,502	$15,976	$11,322
09/18	$11,195	$10,317	$11,453	$16,002	$11,287
10/18	$10,914	$10,235	$11,170	$14,824	$11,053
11/18	$10,936	$10,296	$11,270	$15,121	$11,127
12/18	$10,782	$10,485	$11,191	$13,714	$11,072
01/19	$11,078	$10,597	$11,513	$14,891	$11,351
02/19	$11,147	$10,590	$11,600	$15,414	$11,431
03/19	$11,279	$10,794	$11,805	$15,640	$11,611
04/19	$11,371	$10,797	$11,917	$16,264	$11,708
05/19	$11,302	$10,988	$11,888	$15,212	$11,700
06/19	$11,554	$11,126	$12,203	$16,280	$11,968
07/19	$11,565	$11,151	$12,252	$16,522	$12,010
08/19	$11,645	$11,440	$12,420	$16,185	$12,167
09/19	$11,651	$11,379	$12,430	$16,469	$12,178
10/19	$11,720	$11,413	$12,535	$16,824	$12,266
11/19	$11,778	$11,407	$12,631	$17,463	$12,343
12/19	$11,841	$11,399	$12,725	$17,968	$12,422
01/20	$11,970	$11,619	$12,888	$17,948	$12,567
02/20	$11,841	$11,828	$12,800	$16,478	$12,499
03/20	$11,157	$11,758	$12,302	$14,212	$12,054
04/20	$11,625	$11,967	$12,836	$16,095	$12,496
05/20	$11,847	$12,023	$13,039	$16,955	$12,685
06/20	$12,014	$12,099	$13,191	$17,343	$12,808
07/20	$12,263	$12,279	$13,517	$18,328	$13,082
08/20	$12,369	$12,180	$13,659	$19,656	$13,193
09/20	$12,242	$12,173	$13,539	$18,940	$13,094
10/20	$12,123	$12,119	$13,421	$18,531	$12,990
11/20	$12,550	$12,238	$13,936	$20,785	$13,432
12/20	$12,704	$12,255	$14,115	$21,721	$13,576
01/21	$12,656	$12,167	$14,028	$21,624	$13,498
02/21	$12,668	$11,991	$13,976	$22,300	$13,450
03/21	$12,708	$11,842	$13,953	$23,099	$13,427
04/21	$12,876	$11,935	$14,199	$24,290	$13,627
05/21	$12,936	$11,974	$14,268	$24,401	$13,690
06/21	$13,008	$12,058	$14,408	$25,002	$13,804
07/21	$13,120	$12,193	$14,565	$25,425	$13,948
08/21	$13,182	$12,170	$14,642	$26,150	$14,005
09/21	$12,953	$12,065	$14,392	$24,977	$13,811
10/21	$13,052	$12,061	$14,598	$26,666	$13,964
11/21	$12,966	$12,097	$14,553	$26,260	$13,922
12/21	$13,094	$12,066	$14,670	$27,294	$14,027
01/22	$12,751	$11,806	$14,231	$25,688	$13,654
02/22	$12,547	$11,674	$14,025	$25,041	$13,485
03/22	$12,326	$11,350	$13,822	$25,854	$13,301
04/22	$11,765	$10,919	$13,138	$23,533	$12,728
05/22	$11,816	$10,990	$13,202	$23,502	$12,786
06/22	$11,380	$10,817	$12,770	$21,536	$12,400
07/22	$11,773	$11,082	$13,265	$23,556	$12,836
08/22	$11,445	$10,768	$12,864	$22,677	$12,484
09/22	$10,816	$10,303	$12,143	$20,574	$11,879
10/22	$10,869	$10,170	$12,241	$22,261	$11,971
11/22	$11,289	$10,544	$12,782	$23,423	$12,436
12/22	$11,105	$10,496	$12,586	$22,052	$12,292
01/23	$11,554	$10,819	$13,101	$23,571	$12,741
02/23	$11,250	$10,539	$12,763	$23,020	$12,464
03/23	$11,522	$10,807	$13,091	$23,635	$12,748
04/23	$11,601	$10,873	$13,189	$23,887	$12,848
05/23	$11,469	$10,754	$13,069	$23,980	$12,737
06/23	$11,591	$10,716	$13,241	$25,618	$12,880
07/23	$11,671	$10,708	$13,356	$26,536	$12,977
08/23	$11,578	$10,640	$13,210	$26,024	$12,867
09/23	$11,248	$10,370	$12,811	$24,784	$12,537
10/23	$11,047	$10,206	$12,566	$24,127	$12,332
11/23	$11,623	$10,668	$13,283	$26,377	$12,958
12/23	$12,050	$11,076	$13,838	$27,776	$13,448
01/24	$12,077	$11,046	$13,833	$28,084	$13,456
02/24	$12,077	$10,890	$13,855	$29,604	$13,460
03/24	$12,223	$10,991	$14,061	$30,559	$13,642
04/24	$11,910	$10,713	$13,660	$29,214	$13,308
05/24	$12,182	$10,895	$13,982	$30,594	$13,589
06/24	$12,336	$10,998	$14,168	$31,542	$13,737
07/24	$12,569	$11,255	$14,484	$32,128	$14,024
08/24	$12,774	$11,416	$14,723	$32,827	$14,242
09/24	$12,942	$11,569	$14,952	$33,506	$14,434
10/24	$12,625	$11,282	$14,613	$33,260	$14,145
11/24	$12,845	$11,402	$14,912	$35,473	$14,393
12/24	$12,612	$11,215	$14,626	$34,389	$14,159
01/25	$12,737	$11,274	$14,807	$35,474	$14,326
02/25	$12,889	$11,522	$15,006	$34,794	$14,515
03/25	$12,746	$11,527	$14,834	$32,765	$14,388
04/25	$12,816	$11,572	$14,884	$32,545	$14,449
05/25	$12,886	$11,489	$15,026	$34,608	$14,567
06/25	$13,193	$11,666	$15,378	$36,366	$14,857
07/25	$13,221	$11,635	$15,413	$37,167	$14,878
08/25	$13,432	$11,774	$15,647	$38,027	$15,092
09/25	$13,647	$11,903	$15,912	$39,339	$15,304
10/25	$13,774	$11,977	$16,072	$40,183	$15,431
11/25	$13,845	$12,052	$16,152	$40,293	$15,515
12/25	$13,828	$12,034	$16,158	$40,285	$15,531
01/26	$13,914	$12,047	$16,273	$40,910	$15,627

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	9.24	1.91	3.36
Class C (including sales charges)Footnote Reference(a)	8.24	1.91	3.36
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)	9.90	3.01	4.99
Russell 3000® Index	15.32	13.60	15.13
66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	9.08	2.97	4.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 152,080,239
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 95,105
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$152,080,239
Total number of portfolio holdings	40
Management services fees (represents 0.06% of Fund average net assets)	$95,105
Portfolio turnover for the reporting period	31%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	71.3%
Equity Funds	23.8%
Money Market Funds	3.6%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	32.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.6%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	7.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Disciplined Core Fund, Institutional 3 Class	4.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%
Columbia Overseas Core Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000097477
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	CBVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily by overweights to U.S. large- and mid-cap equity and international equity. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Conservative Portfolio Institutional Class ($15,381)	Bloomberg U.S. Aggregate Bond Index ($12,047)	75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net) ($16,273)	Russell 3000® Index ($40,910)	66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index ($15,627)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,032	$10,071	$10,045	$9,997	$10,040
03/16	$10,336	$10,163	$10,296	$10,701	$10,257
04/16	$10,432	$10,202	$10,350	$10,767	$10,324
05/16	$10,443	$10,205	$10,381	$10,960	$10,351
06/16	$10,550	$10,388	$10,517	$10,982	$10,464
07/16	$10,701	$10,454	$10,677	$11,418	$10,608
08/16	$10,712	$10,442	$10,677	$11,447	$10,614
09/16	$10,722	$10,436	$10,682	$11,465	$10,622
10/16	$10,625	$10,356	$10,567	$11,217	$10,525
11/16	$10,538	$10,111	$10,460	$11,719	$10,419
12/16	$10,607	$10,125	$10,525	$11,948	$10,485
01/17	$10,694	$10,145	$10,599	$12,173	$10,550
02/17	$10,824	$10,213	$10,741	$12,625	$10,669
03/17	$10,847	$10,208	$10,753	$12,634	$10,681
04/17	$10,956	$10,287	$10,851	$12,768	$10,771
05/17	$11,065	$10,366	$10,955	$12,898	$10,867
06/17	$11,065	$10,356	$10,967	$13,015	$10,875
07/17	$11,174	$10,400	$11,064	$13,260	$10,958
08/17	$11,251	$10,493	$11,145	$13,286	$11,026
09/17	$11,280	$10,444	$11,170	$13,610	$11,051
10/17	$11,335	$10,450	$11,235	$13,907	$11,102
11/17	$11,390	$10,436	$11,297	$14,329	$11,149
12/17	$11,467	$10,484	$11,370	$14,472	$11,211
01/18	$11,556	$10,363	$11,425	$15,235	$11,246
02/18	$11,344	$10,265	$11,234	$14,674	$11,086
03/18	$11,344	$10,331	$11,233	$14,379	$11,088
04/18	$11,311	$10,254	$11,187	$14,434	$11,057
05/18	$11,378	$10,327	$11,296	$14,841	$11,145
06/18	$11,353	$10,315	$11,289	$14,938	$11,144
07/18	$11,445	$10,317	$11,379	$15,434	$11,221
08/18	$11,513	$10,383	$11,502	$15,976	$11,322
09/18	$11,487	$10,317	$11,453	$16,002	$11,287
10/18	$11,223	$10,235	$11,170	$14,824	$11,053
11/18	$11,258	$10,296	$11,270	$15,121	$11,127
12/18	$11,106	$10,485	$11,191	$13,714	$11,072
01/19	$11,409	$10,597	$11,513	$14,891	$11,351
02/19	$11,491	$10,590	$11,600	$15,414	$11,431
03/19	$11,644	$10,794	$11,805	$15,640	$11,611
04/19	$11,749	$10,797	$11,917	$16,264	$11,708
05/19	$11,679	$10,988	$11,888	$15,212	$11,700
06/19	$11,955	$11,126	$12,203	$16,280	$11,968
07/19	$11,978	$11,151	$12,252	$16,522	$12,010
08/19	$12,073	$11,440	$12,420	$16,185	$12,167
09/19	$12,085	$11,379	$12,430	$16,469	$12,178
10/19	$12,157	$11,413	$12,535	$16,824	$12,266
11/19	$12,228	$11,407	$12,631	$17,463	$12,343
12/19	$12,312	$11,399	$12,725	$17,968	$12,422
01/20	$12,445	$11,619	$12,888	$17,948	$12,567
02/20	$12,336	$11,828	$12,800	$16,478	$12,499
03/20	$11,636	$11,758	$12,302	$14,212	$12,054
04/20	$12,121	$11,967	$12,836	$16,095	$12,496
05/20	$12,364	$12,023	$13,039	$16,955	$12,685
06/20	$12,542	$12,099	$13,191	$17,343	$12,808
07/20	$12,814	$12,279	$13,517	$18,328	$13,082
08/20	$12,937	$12,180	$13,659	$19,656	$13,193
09/20	$12,824	$12,173	$13,539	$18,940	$13,094
10/20	$12,713	$12,119	$13,421	$18,531	$12,990
11/20	$13,158	$12,238	$13,936	$20,785	$13,432
12/20	$13,351	$12,255	$14,115	$21,721	$13,576
01/21	$13,301	$12,167	$14,028	$21,624	$13,498
02/21	$13,314	$11,991	$13,976	$22,300	$13,450
03/21	$13,376	$11,842	$13,953	$23,099	$13,427
04/21	$13,565	$11,935	$14,199	$24,290	$13,627
05/21	$13,641	$11,974	$14,268	$24,401	$13,690
06/21	$13,724	$12,058	$14,408	$25,002	$13,804
07/21	$13,855	$12,193	$14,565	$25,425	$13,948
08/21	$13,933	$12,170	$14,642	$26,150	$14,005
09/21	$13,715	$12,065	$14,392	$24,977	$13,811
10/21	$13,819	$12,061	$14,598	$26,666	$13,964
11/21	$13,741	$12,097	$14,553	$26,260	$13,922
12/21	$13,885	$12,066	$14,670	$27,294	$14,027
01/22	$13,536	$11,806	$14,231	$25,688	$13,654
02/22	$13,334	$11,674	$14,025	$25,041	$13,485
03/22	$13,107	$11,350	$13,822	$25,854	$13,301
04/22	$12,528	$10,919	$13,138	$23,533	$12,728
05/22	$12,581	$10,990	$13,202	$23,502	$12,786
06/22	$12,124	$10,817	$12,770	$21,536	$12,400
07/22	$12,554	$11,082	$13,265	$23,556	$12,836
08/22	$12,221	$10,768	$12,864	$22,677	$12,484
09/22	$11,557	$10,303	$12,143	$20,574	$11,879
10/22	$11,627	$10,170	$12,241	$22,261	$11,971
11/22	$12,087	$10,544	$12,782	$23,423	$12,436
12/22	$11,893	$10,496	$12,586	$22,052	$12,292
01/23	$12,385	$10,819	$13,101	$23,571	$12,741
02/23	$12,076	$10,539	$12,763	$23,020	$12,464
03/23	$12,382	$10,807	$13,091	$23,635	$12,748
04/23	$12,467	$10,873	$13,189	$23,887	$12,848
05/23	$12,339	$10,754	$13,069	$23,980	$12,737
06/23	$12,473	$10,716	$13,241	$25,618	$12,880
07/23	$12,573	$10,708	$13,356	$26,536	$12,977
08/23	$12,473	$10,640	$13,210	$26,024	$12,867
09/23	$12,136	$10,370	$12,811	$24,784	$12,537
10/23	$11,935	$10,206	$12,566	$24,127	$12,332
11/23	$12,568	$10,668	$13,283	$26,377	$12,958
12/23	$13,043	$11,076	$13,838	$27,776	$13,448
01/24	$13,072	$11,046	$13,833	$28,084	$13,456
02/24	$13,086	$10,890	$13,855	$29,604	$13,460
03/24	$13,262	$10,991	$14,061	$30,559	$13,642
04/24	$12,924	$10,713	$13,660	$29,214	$13,308
05/24	$13,233	$10,895	$13,982	$30,594	$13,589
06/24	$13,402	$10,998	$14,168	$31,542	$13,737
07/24	$13,668	$11,255	$14,484	$32,128	$14,024
08/24	$13,906	$11,416	$14,723	$32,827	$14,242
09/24	$14,106	$11,569	$14,952	$33,506	$14,434
10/24	$13,777	$11,282	$14,613	$33,260	$14,145
11/24	$14,017	$11,402	$14,912	$35,473	$14,393
12/24	$13,769	$11,215	$14,626	$34,389	$14,159
01/25	$13,935	$11,274	$14,807	$35,474	$14,326
02/25	$14,116	$11,522	$15,006	$34,794	$14,515
03/25	$13,964	$11,527	$14,834	$32,765	$14,388
04/25	$14,040	$11,572	$14,884	$32,545	$14,449
05/25	$14,147	$11,489	$15,026	$34,608	$14,567
06/25	$14,486	$11,666	$15,378	$36,366	$14,857
07/25	$14,532	$11,635	$15,413	$37,167	$14,878
08/25	$14,778	$11,774	$15,647	$38,027	$15,092
09/25	$15,034	$11,903	$15,912	$39,339	$15,304
10/25	$15,189	$11,977	$16,072	$40,183	$15,431
11/25	$15,266	$12,052	$16,152	$40,293	$15,515
12/25	$15,255	$12,034	$16,158	$40,285	$15,531
01/26	$15,381	$12,047	$16,273	$40,910	$15,627

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	10.38	2.95	4.40
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)	9.90	3.01	4.99
Russell 3000® Index	15.32	13.60	15.13
66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index	9.08	2.97	4.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 152,080,239
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 95,105
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$152,080,239
Total number of portfolio holdings	40
Management services fees (represents 0.06% of Fund average net assets)	$95,105
Portfolio turnover for the reporting period	31%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	71.3%
Equity Funds	23.8%
Money Market Funds	3.6%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	32.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.6%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	7.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Disciplined Core Fund, Institutional 3 Class	4.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%
Columbia Overseas Core Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000097490
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class A
Trading Symbol	ABUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset Allocation | An overweight to high yield detracted from the Fund’s relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Portfolio Class A (including sales charges) ($19,809)	Russell 3000® Index ($40,910)	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)	Bloomberg U.S. Aggregate Bond Index ($12,047)	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
01/16	$9,426	$10,000	$10,000	$10,000	$10,000
02/16	$9,407	$9,997	$10,009	$10,071	$10,013
03/16	$9,821	$10,701	$10,452	$10,163	$10,444
04/16	$9,921	$10,767	$10,533	$10,202	$10,550
05/16	$9,994	$10,960	$10,585	$10,205	$10,608
06/16	$10,009	$10,982	$10,653	$10,388	$10,673
07/16	$10,272	$11,418	$10,933	$10,454	$10,951
08/16	$10,300	$11,447	$10,949	$10,442	$10,979
09/16	$10,334	$11,465	$10,973	$10,436	$11,006
10/16	$10,174	$11,217	$10,816	$10,356	$10,861
11/16	$10,212	$11,719	$10,852	$10,111	$10,894
12/16	$10,318	$11,948	$10,986	$10,125	$11,036
01/17	$10,480	$12,173	$11,137	$10,145	$11,181
02/17	$10,681	$12,625	$11,367	$10,213	$11,404
03/17	$10,747	$12,634	$11,413	$10,208	$11,442
04/17	$10,890	$12,768	$11,543	$10,287	$11,572
05/17	$11,034	$12,898	$11,691	$10,366	$11,714
06/17	$11,089	$13,015	$11,730	$10,356	$11,750
07/17	$11,285	$13,260	$11,905	$10,400	$11,914
08/17	$11,353	$13,286	$11,973	$10,493	$11,973
09/17	$11,465	$13,610	$12,095	$10,444	$12,096
10/17	$11,593	$13,907	$12,240	$10,450	$12,230
11/17	$11,750	$14,329	$12,397	$10,436	$12,373
12/17	$11,852	$14,472	$12,512	$10,484	$12,476
01/18	$12,198	$15,235	$12,821	$10,363	$12,753
02/18	$11,842	$14,674	$12,490	$10,265	$12,445
03/18	$11,747	$14,379	$12,392	$10,331	$12,351
04/18	$11,737	$14,434	$12,398	$10,254	$12,366
05/18	$11,859	$14,841	$12,530	$10,327	$12,493
06/18	$11,812	$14,938	$12,517	$10,315	$12,493
07/18	$12,023	$15,434	$12,730	$10,317	$12,697
08/18	$12,140	$15,976	$12,905	$10,383	$12,870
09/18	$12,148	$16,002	$12,885	$10,317	$12,859
10/18	$11,554	$14,824	$12,302	$10,235	$12,315
11/18	$11,628	$15,121	$12,452	$10,296	$12,438
12/18	$11,093	$13,714	$12,012	$10,485	$12,014
01/19	$11,695	$14,891	$12,611	$10,597	$12,598
02/19	$11,902	$15,414	$12,821	$10,590	$12,811
03/19	$12,049	$15,640	$13,020	$10,794	$13,005
04/19	$12,313	$16,264	$13,281	$10,797	$13,258
05/19	$11,907	$15,212	$12,934	$10,988	$12,939
06/19	$12,426	$16,280	$13,488	$11,126	$13,467
07/19	$12,459	$16,522	$13,556	$11,151	$13,538
08/19	$12,392	$16,185	$13,538	$11,440	$13,537
09/19	$12,490	$16,469	$13,653	$11,379	$13,646
10/19	$12,670	$16,824	$13,866	$11,413	$13,840
11/19	$12,883	$17,463	$14,090	$11,407	$14,052
12/19	$13,116	$17,968	$14,342	$11,399	$14,290
01/20	$13,128	$17,948	$14,399	$11,619	$14,355
02/20	$12,629	$16,478	$13,872	$11,828	$13,857
03/20	$11,334	$14,212	$12,782	$11,758	$12,752
04/20	$12,172	$16,095	$13,700	$11,967	$13,631
05/20	$12,614	$16,955	$14,090	$12,023	$14,040
06/20	$12,884	$17,343	$14,355	$12,099	$14,280
07/20	$13,354	$18,328	$14,871	$12,279	$14,783
08/20	$13,752	$19,656	$15,342	$12,180	$15,229
09/20	$13,484	$18,940	$15,062	$12,173	$14,960
10/20	$13,303	$18,531	$14,855	$12,119	$14,758
11/20	$14,294	$20,785	$15,943	$12,238	$15,807
12/20	$14,686	$21,721	$16,372	$12,255	$16,206
01/21	$14,613	$21,624	$16,298	$12,167	$16,124
02/21	$14,833	$22,300	$16,438	$11,991	$16,259
03/21	$15,049	$23,099	$16,606	$11,842	$16,426
04/21	$15,456	$24,290	$17,078	$11,935	$16,870
05/21	$15,592	$24,401	$17,210	$11,974	$16,994
06/21	$15,724	$25,002	$17,417	$12,058	$17,197
07/21	$15,843	$25,425	$17,576	$12,193	$17,382
08/21	$16,067	$26,150	$17,815	$12,170	$17,601
09/21	$15,642	$24,977	$17,339	$12,065	$17,174
10/21	$15,974	$26,666	$17,858	$12,061	$17,649
11/21	$15,695	$26,260	$17,653	$12,097	$17,454
12/21	$16,079	$27,294	$18,019	$12,066	$17,819
01/22	$15,550	$25,688	$17,314	$11,806	$17,130
02/22	$15,202	$25,041	$16,997	$11,674	$16,832
03/22	$15,131	$25,854	$16,998	$11,350	$16,825
04/22	$14,210	$23,533	$15,940	$10,919	$15,812
05/22	$14,280	$23,502	$15,993	$10,990	$15,865
06/22	$13,397	$21,536	$15,142	$10,817	$15,005
07/22	$14,096	$23,556	$15,952	$11,082	$15,830
08/22	$13,659	$22,677	$15,436	$10,768	$15,312
09/22	$12,625	$20,574	$14,329	$10,303	$14,266
10/22	$13,020	$22,261	$14,773	$10,170	$14,724
11/22	$13,708	$23,423	$15,599	$10,544	$15,489
12/22	$13,320	$22,052	$15,193	$10,496	$15,113
01/23	$14,042	$23,571	$16,005	$10,819	$15,898
02/23	$13,614	$23,020	$15,587	$10,539	$15,513
03/23	$14,001	$23,635	$15,993	$10,807	$15,898
04/23	$14,149	$23,887	$16,145	$10,873	$16,059
05/23	$14,045	$23,980	$16,006	$10,754	$15,917
06/23	$14,471	$25,618	$16,521	$10,716	$16,407
07/23	$14,729	$26,536	$16,856	$10,708	$16,715
08/23	$14,547	$26,024	$16,562	$10,640	$16,463
09/23	$14,024	$24,784	$15,978	$10,370	$15,910
10/23	$13,749	$24,127	$15,600	$10,206	$15,550
11/23	$14,679	$26,377	$16,707	$10,668	$16,622
12/23	$15,291	$27,776	$17,472	$11,076	$17,376
01/24	$15,368	$28,084	$17,501	$11,046	$17,421
02/24	$15,615	$29,604	$17,840	$10,890	$17,721
03/24	$15,946	$30,559	$18,225	$10,991	$18,091
04/24	$15,481	$29,214	$17,652	$10,713	$17,540
05/24	$16,008	$30,594	$18,196	$10,895	$18,064
06/24	$16,295	$31,542	$18,501	$10,998	$18,339
07/24	$16,560	$32,128	$18,891	$11,255	$18,734
08/24	$16,903	$32,827	$19,256	$11,416	$19,095
09/24	$17,175	$33,506	$19,609	$11,569	$19,418
10/24	$16,752	$33,260	$19,182	$11,282	$19,019
11/24	$17,238	$35,473	$19,739	$11,402	$19,564
12/24	$16,860	$34,389	$19,305	$11,215	$19,151
01/25	$17,217	$35,474	$19,715	$11,274	$19,555
02/25	$17,281	$34,794	$19,803	$11,522	$19,652
03/25	$16,827	$32,765	$19,342	$11,527	$19,210
04/25	$16,941	$32,545	$19,427	$11,572	$19,296
05/25	$17,380	$34,608	$19,987	$11,489	$19,828
06/25	$18,037	$36,366	$20,633	$11,666	$20,429
07/25	$18,205	$37,167	$20,780	$11,635	$20,556
08/25	$18,607	$38,027	$21,187	$11,774	$20,958
09/25	$19,052	$39,339	$21,698	$11,903	$21,409
10/25	$19,354	$40,183	$22,015	$11,977	$21,684
11/25	$19,455	$40,293	$22,088	$12,052	$21,777
12/25	$19,486	$40,285	$22,171	$12,034	$21,856
01/26	$19,809	$40,910	$22,533	$12,047	$22,164

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	15.05	6.27	7.71
Class A (including sales charges)Footnote Reference(a)	8.42	5.02	7.07
Russell 3000® Index	15.32	13.60	15.13
45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)	14.29	6.69	8.46
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	13.34	6.57	8.28

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,057,420,133
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 341,986
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,057,420,133
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$341,986
Portfolio turnover for the reporting period	24%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	52.4%
Fixed Income Funds	41.6%
Exchange-Traded Equity Funds	2.9%
Money Market Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	20.8%
Columbia Overseas Core Fund, Institutional 3 Class	10.2%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Equity Fund, Institutional 3 Class	9.9%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.2%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.7%
Columbia High Yield Bond Fund, Institutional 3 Class	4.5%
Columbia Quality Income Fund, Institutional 3 Class	3.9%
Columbia Research Enhanced Emerging Economies ETF	2.9%

Material Fund Change [Text Block]
C000097492
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class C
Trading Symbol	AMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset Allocation | An overweight to high yield detracted from the Fund’s relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Portfolio Class C (including sales charges) ($19,479)	Russell 3000® Index ($40,910)	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)	Bloomberg U.S. Aggregate Bond Index ($12,047)	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,971	$9,997	$10,009	$10,071	$10,013
03/16	$10,393	$10,701	$10,452	$10,163	$10,444
04/16	$10,500	$10,767	$10,533	$10,202	$10,550
05/16	$10,568	$10,960	$10,585	$10,205	$10,608
06/16	$10,584	$10,982	$10,653	$10,388	$10,673
07/16	$10,844	$11,418	$10,933	$10,454	$10,951
08/16	$10,864	$11,447	$10,949	$10,442	$10,979
09/16	$10,900	$11,465	$10,973	$10,436	$11,006
10/16	$10,729	$11,217	$10,816	$10,356	$10,861
11/16	$10,759	$11,719	$10,852	$10,111	$10,894
12/16	$10,862	$11,948	$10,986	$10,125	$11,036
01/17	$11,034	$12,173	$11,137	$10,145	$11,181
02/17	$11,236	$12,625	$11,367	$10,213	$11,404
03/17	$11,296	$12,634	$11,413	$10,208	$11,442
04/17	$11,437	$12,768	$11,543	$10,287	$11,572
05/17	$11,589	$12,898	$11,691	$10,366	$11,714
06/17	$11,626	$13,015	$11,730	$10,356	$11,750
07/17	$11,833	$13,260	$11,905	$10,400	$11,914
08/17	$11,895	$13,286	$11,973	$10,493	$11,973
09/17	$12,011	$13,610	$12,095	$10,444	$12,096
10/17	$12,135	$13,907	$12,240	$10,450	$12,230
11/17	$12,280	$14,329	$12,397	$10,436	$12,373
12/17	$12,386	$14,472	$12,512	$10,484	$12,476
01/18	$12,739	$15,235	$12,821	$10,363	$12,753
02/18	$12,364	$14,674	$12,490	$10,265	$12,445
03/18	$12,262	$14,379	$12,392	$10,331	$12,351
04/18	$12,241	$14,434	$12,398	$10,254	$12,366
05/18	$12,359	$14,841	$12,530	$10,327	$12,493
06/18	$12,296	$14,938	$12,517	$10,315	$12,493
07/18	$12,507	$15,434	$12,730	$10,317	$12,697
08/18	$12,618	$15,976	$12,905	$10,383	$12,870
09/18	$12,625	$16,002	$12,885	$10,317	$12,859
10/18	$12,003	$14,824	$12,302	$10,235	$12,315
11/18	$12,070	$15,121	$12,452	$10,296	$12,438
12/18	$11,508	$13,714	$12,012	$10,485	$12,014
01/19	$12,126	$14,891	$12,611	$10,597	$12,598
02/19	$12,320	$15,414	$12,821	$10,590	$12,811
03/19	$12,474	$15,640	$13,020	$10,794	$13,005
04/19	$12,737	$16,264	$13,281	$10,797	$13,258
05/19	$12,314	$15,212	$12,934	$10,988	$12,939
06/19	$12,843	$16,280	$13,488	$11,126	$13,467
07/19	$12,866	$16,522	$13,556	$11,151	$13,538
08/19	$12,785	$16,185	$13,538	$11,440	$13,537
09/19	$12,874	$16,469	$13,653	$11,379	$13,646
10/19	$13,060	$16,824	$13,866	$11,413	$13,840
11/19	$13,270	$17,463	$14,090	$11,407	$14,052
12/19	$13,500	$17,968	$14,342	$11,399	$14,290
01/20	$13,500	$17,948	$14,399	$11,619	$14,355
02/20	$12,982	$16,478	$13,872	$11,828	$13,857
03/20	$11,649	$14,212	$12,782	$11,758	$12,752
04/20	$12,505	$16,095	$13,700	$11,967	$13,631
05/20	$12,939	$16,955	$14,090	$12,023	$14,040
06/20	$13,206	$17,343	$14,355	$12,099	$14,280
07/20	$13,692	$18,328	$14,871	$12,279	$14,783
08/20	$14,079	$19,656	$15,342	$12,180	$15,229
09/20	$13,800	$18,940	$15,062	$12,173	$14,960
10/20	$13,613	$18,531	$14,855	$12,119	$14,758
11/20	$14,612	$20,785	$15,943	$12,238	$15,807
12/20	$15,015	$21,721	$16,372	$12,255	$16,206
01/21	$14,926	$21,624	$16,298	$12,167	$16,124
02/21	$15,128	$22,300	$16,438	$11,991	$16,259
03/21	$15,348	$23,099	$16,606	$11,842	$16,426
04/21	$15,754	$24,290	$17,078	$11,935	$16,870
05/21	$15,881	$24,401	$17,210	$11,974	$16,994
06/21	$16,012	$25,002	$17,417	$12,058	$17,197
07/21	$16,107	$25,425	$17,576	$12,193	$17,382
08/21	$16,338	$26,150	$17,815	$12,170	$17,601
09/21	$15,884	$24,977	$17,339	$12,065	$17,174
10/21	$16,210	$26,666	$17,858	$12,061	$17,649
11/21	$15,925	$26,260	$17,653	$12,097	$17,454
12/21	$16,315	$27,294	$18,019	$12,066	$17,819
01/22	$15,759	$25,688	$17,314	$11,806	$17,130
02/22	$15,402	$25,041	$16,997	$11,674	$16,832
03/22	$15,315	$25,854	$16,998	$11,350	$16,825
04/22	$14,373	$23,533	$15,940	$10,919	$15,812
05/22	$14,430	$23,502	$15,993	$10,990	$15,865
06/22	$13,529	$21,536	$15,142	$10,817	$15,005
07/22	$14,228	$23,556	$15,952	$11,082	$15,830
08/22	$13,782	$22,677	$15,436	$10,768	$15,312
09/22	$12,730	$20,574	$14,329	$10,303	$14,266
10/22	$13,117	$22,261	$14,773	$10,170	$14,724
11/22	$13,803	$23,423	$15,599	$10,544	$15,489
12/22	$13,398	$22,052	$15,193	$10,496	$15,113
01/23	$14,117	$23,571	$16,005	$10,819	$15,898
02/23	$13,682	$23,020	$15,587	$10,539	$15,513
03/23	$14,064	$23,635	$15,993	$10,807	$15,898
04/23	$14,199	$23,887	$16,145	$10,873	$16,059
05/23	$14,079	$23,980	$16,006	$10,754	$15,917
06/23	$14,515	$25,618	$16,521	$10,716	$16,407
07/23	$14,761	$26,536	$16,856	$10,708	$16,715
08/23	$14,576	$26,024	$16,562	$10,640	$16,463
09/23	$14,034	$24,784	$15,978	$10,370	$15,910
10/23	$13,756	$24,127	$15,600	$10,206	$15,550
11/23	$14,666	$26,377	$16,707	$10,668	$16,622
12/23	$15,273	$27,776	$17,472	$11,076	$17,376
01/24	$15,336	$28,084	$17,501	$11,046	$17,421
02/24	$15,584	$29,604	$17,840	$10,890	$17,721
03/24	$15,905	$30,559	$18,225	$10,991	$18,091
04/24	$15,421	$29,214	$17,652	$10,713	$17,540
05/24	$15,936	$30,594	$18,196	$10,895	$18,064
06/24	$16,211	$31,542	$18,501	$10,998	$18,339
07/24	$16,478	$32,128	$18,891	$11,255	$18,734
08/24	$16,808	$32,827	$19,256	$11,416	$19,095
09/24	$17,050	$33,506	$19,609	$11,569	$19,418
10/24	$16,625	$33,260	$19,182	$11,282	$19,019
11/24	$17,097	$35,473	$19,739	$11,402	$19,564
12/24	$16,717	$34,389	$19,305	$11,215	$19,151
01/25	$17,058	$35,474	$19,715	$11,274	$19,555
02/25	$17,106	$34,794	$19,803	$11,522	$19,652
03/25	$16,652	$32,765	$19,342	$11,527	$19,210
04/25	$16,749	$32,545	$19,427	$11,572	$19,296
05/25	$17,172	$34,608	$19,987	$11,489	$19,828
06/25	$17,815	$36,366	$20,633	$11,666	$20,429
07/25	$17,966	$37,167	$20,780	$11,635	$20,556
08/25	$18,351	$38,027	$21,187	$11,774	$20,958
09/25	$18,794	$39,339	$21,698	$11,903	$21,409
10/25	$19,063	$40,183	$22,015	$11,977	$21,684
11/25	$19,164	$40,293	$22,088	$12,052	$21,777
12/25	$19,174	$40,285	$22,171	$12,034	$21,856
01/26	$19,479	$40,910	$22,533	$12,047	$22,164

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	14.20	5.47	6.89
Class C (including sales charges)Footnote Reference(a)	13.20	5.47	6.89
Russell 3000® Index	15.32	13.60	15.13
45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)	14.29	6.69	8.46
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	13.34	6.57	8.28

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,057,420,133
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 341,986
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,057,420,133
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$341,986
Portfolio turnover for the reporting period	24%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	52.4%
Fixed Income Funds	41.6%
Exchange-Traded Equity Funds	2.9%
Money Market Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	20.8%
Columbia Overseas Core Fund, Institutional 3 Class	10.2%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Equity Fund, Institutional 3 Class	9.9%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.2%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.7%
Columbia High Yield Bond Fund, Institutional 3 Class	4.5%
Columbia Quality Income Fund, Institutional 3 Class	3.9%
Columbia Research Enhanced Emerging Economies ETF	2.9%

Material Fund Change [Text Block]
C000129854
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset Allocation | An overweight to high yield detracted from the Fund’s relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Portfolio Institutional 3 Class ($21,689)	Russell 3000® Index ($40,910)	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)	Bloomberg U.S. Aggregate Bond Index ($12,047)	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,990	$9,997	$10,009	$10,071	$10,013
03/16	$10,423	$10,701	$10,452	$10,163	$10,444
04/16	$10,530	$10,767	$10,533	$10,202	$10,550
05/16	$10,619	$10,960	$10,585	$10,205	$10,608
06/16	$10,634	$10,982	$10,653	$10,388	$10,673
07/16	$10,917	$11,418	$10,933	$10,454	$10,951
08/16	$10,947	$11,447	$10,949	$10,442	$10,979
09/16	$10,984	$11,465	$10,973	$10,436	$11,006
10/16	$10,821	$11,217	$10,816	$10,356	$10,861
11/16	$10,862	$11,719	$10,852	$10,111	$10,894
12/16	$10,976	$11,948	$10,986	$10,125	$11,036
01/17	$11,161	$12,173	$11,137	$10,145	$11,181
02/17	$11,376	$12,625	$11,367	$10,213	$11,404
03/17	$11,447	$12,634	$11,413	$10,208	$11,442
04/17	$11,602	$12,768	$11,543	$10,287	$11,572
05/17	$11,767	$12,898	$11,691	$10,366	$11,714
06/17	$11,826	$13,015	$11,730	$10,356	$11,750
07/17	$12,037	$13,260	$11,905	$10,400	$11,914
08/17	$12,111	$13,286	$11,973	$10,493	$11,973
09/17	$12,232	$13,610	$12,095	$10,444	$12,096
10/17	$12,369	$13,907	$12,240	$10,450	$12,230
11/17	$12,539	$14,329	$12,397	$10,436	$12,373
12/17	$12,649	$14,472	$12,512	$10,484	$12,476
01/18	$13,023	$15,235	$12,821	$10,363	$12,753
02/18	$12,649	$14,674	$12,490	$10,265	$12,445
03/18	$12,557	$14,379	$12,392	$10,331	$12,351
04/18	$12,545	$14,434	$12,398	$10,254	$12,366
05/18	$12,678	$14,841	$12,530	$10,327	$12,493
06/18	$12,637	$14,938	$12,517	$10,315	$12,493
07/18	$12,855	$15,434	$12,730	$10,317	$12,697
08/18	$12,992	$15,976	$12,905	$10,383	$12,870
09/18	$12,999	$16,002	$12,885	$10,317	$12,859
10/18	$12,367	$14,824	$12,302	$10,235	$12,315
11/18	$12,447	$15,121	$12,452	$10,296	$12,438
12/18	$11,889	$13,714	$12,012	$10,485	$12,014
01/19	$12,530	$14,891	$12,611	$10,597	$12,598
02/19	$12,755	$15,414	$12,821	$10,590	$12,811
03/19	$12,913	$15,640	$13,020	$10,794	$13,005
04/19	$13,199	$16,264	$13,281	$10,797	$13,258
05/19	$12,770	$15,212	$12,934	$10,988	$12,939
06/19	$13,332	$16,280	$13,488	$11,126	$13,467
07/19	$13,368	$16,522	$13,556	$11,151	$13,538
08/19	$13,295	$16,185	$13,538	$11,440	$13,537
09/19	$13,400	$16,469	$13,653	$11,379	$13,646
10/19	$13,607	$16,824	$13,866	$11,413	$13,840
11/19	$13,839	$17,463	$14,090	$11,407	$14,052
12/19	$14,092	$17,968	$14,342	$11,399	$14,290
01/20	$14,118	$17,948	$14,399	$11,619	$14,355
02/20	$13,574	$16,478	$13,872	$11,828	$13,857
03/20	$12,186	$14,212	$12,782	$11,758	$12,752
04/20	$13,100	$16,095	$13,700	$11,967	$13,631
05/20	$13,570	$16,955	$14,090	$12,023	$14,040
06/20	$13,862	$17,343	$14,355	$12,099	$14,280
07/20	$14,375	$18,328	$14,871	$12,279	$14,783
08/20	$14,810	$19,656	$15,342	$12,180	$15,229
09/20	$14,515	$18,940	$15,062	$12,173	$14,960
10/20	$14,330	$18,531	$14,855	$12,119	$14,758
11/20	$15,400	$20,785	$15,943	$12,238	$15,807
12/20	$15,841	$21,721	$16,372	$12,255	$16,206
01/21	$15,760	$21,624	$16,298	$12,167	$16,124
02/21	$15,989	$22,300	$16,438	$11,991	$16,259
03/21	$16,237	$23,099	$16,606	$11,842	$16,426
04/21	$16,682	$24,290	$17,078	$11,935	$16,870
05/21	$16,817	$24,401	$17,210	$11,974	$16,994
06/21	$16,974	$25,002	$17,417	$12,058	$17,197
07/21	$17,105	$25,425	$17,576	$12,193	$17,382
08/21	$17,351	$26,150	$17,815	$12,170	$17,601
09/21	$16,883	$24,977	$17,339	$12,065	$17,174
10/21	$17,262	$26,666	$17,858	$12,061	$17,649
11/21	$16,971	$26,260	$17,653	$12,097	$17,454
12/21	$17,392	$27,294	$18,019	$12,066	$17,819
01/22	$16,810	$25,688	$17,314	$11,806	$17,130
02/22	$16,443	$25,041	$16,997	$11,674	$16,832
03/22	$16,362	$25,854	$16,998	$11,350	$16,825
04/22	$15,379	$23,533	$15,940	$10,919	$15,812
05/22	$15,455	$23,502	$15,993	$10,990	$15,865
06/22	$14,496	$21,536	$15,142	$10,817	$15,005
07/22	$15,267	$23,556	$15,952	$11,082	$15,830
08/22	$14,785	$22,677	$15,436	$10,768	$15,312
09/22	$13,673	$20,574	$14,329	$10,303	$14,266
10/22	$14,108	$22,261	$14,773	$10,170	$14,724
11/22	$14,867	$23,423	$15,599	$10,544	$15,489
12/22	$14,434	$22,052	$15,193	$10,496	$15,113
01/23	$15,232	$23,571	$16,005	$10,819	$15,898
02/23	$14,776	$23,020	$15,587	$10,539	$15,513
03/23	$15,182	$23,635	$15,993	$10,807	$15,898
04/23	$15,362	$23,887	$16,145	$10,873	$16,059
05/23	$15,247	$23,980	$16,006	$10,754	$15,917
06/23	$15,714	$25,618	$16,521	$10,716	$16,407
07/23	$15,999	$26,536	$16,856	$10,708	$16,715
08/23	$15,815	$26,024	$16,562	$10,640	$16,463
09/23	$15,248	$24,784	$15,978	$10,370	$15,910
10/23	$14,961	$24,127	$15,600	$10,206	$15,550
11/23	$15,958	$26,377	$16,707	$10,668	$16,622
12/23	$16,648	$27,776	$17,472	$11,076	$17,376
01/24	$16,717	$28,084	$17,501	$11,046	$17,421
02/24	$17,006	$29,604	$17,840	$10,890	$17,721
03/24	$17,353	$30,559	$18,225	$10,991	$18,091
04/24	$16,855	$29,214	$17,652	$10,713	$17,540
05/24	$17,439	$30,594	$18,196	$10,895	$18,064
06/24	$17,754	$31,542	$18,501	$10,998	$18,339
07/24	$18,049	$32,128	$18,891	$11,255	$18,734
08/24	$18,430	$32,827	$19,256	$11,416	$19,095
09/24	$18,729	$33,506	$19,609	$11,569	$19,418
10/24	$18,276	$33,260	$19,182	$11,282	$19,019
11/24	$18,799	$35,473	$19,739	$11,402	$19,564
12/24	$18,411	$34,389	$19,305	$11,215	$19,151
01/25	$18,790	$35,474	$19,715	$11,274	$19,555
02/25	$18,862	$34,794	$19,803	$11,522	$19,652
03/25	$18,389	$32,765	$19,342	$11,527	$19,210
04/25	$18,498	$32,545	$19,427	$11,572	$19,296
05/25	$18,987	$34,608	$19,987	$11,489	$19,828
06/25	$19,716	$36,366	$20,633	$11,666	$20,429
07/25	$19,903	$37,167	$20,780	$11,635	$20,556
08/25	$20,351	$38,027	$21,187	$11,774	$20,958
09/25	$20,846	$39,339	$21,698	$11,903	$21,409
10/25	$21,184	$40,183	$22,015	$11,977	$21,684
11/25	$21,297	$40,293	$22,088	$12,052	$21,777
12/25	$21,328	$40,285	$22,171	$12,034	$21,856
01/26	$21,689	$40,910	$22,533	$12,047	$22,164

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	15.43	6.60	8.05
Russell 3000® Index	15.32	13.60	15.13
45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)	14.29	6.69	8.46
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	13.34	6.57	8.28

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,057,420,133
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 341,986
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,057,420,133
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$341,986
Portfolio turnover for the reporting period	24%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	52.4%
Fixed Income Funds	41.6%
Exchange-Traded Equity Funds	2.9%
Money Market Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	20.8%
Columbia Overseas Core Fund, Institutional 3 Class	10.2%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Equity Fund, Institutional 3 Class	9.9%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.2%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.7%
Columbia High Yield Bond Fund, Institutional 3 Class	4.5%
Columbia Quality Income Fund, Institutional 3 Class	3.9%
Columbia Research Enhanced Emerging Economies ETF	2.9%

Material Fund Change [Text Block]
C000097495
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional Class
Trading Symbol	CBMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative performance.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset Allocation | An overweight to high yield detracted from the Fund’s relative performance, despite the positive impact of the Fund's style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Portfolio Institutional Class ($21,555)	Russell 3000® Index ($40,910)	45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($22,533)	Bloomberg U.S. Aggregate Bond Index ($12,047)	42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net) ($22,164)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,981	$9,997	$10,009	$10,071	$10,013
03/16	$10,416	$10,701	$10,452	$10,163	$10,444
04/16	$10,532	$10,767	$10,533	$10,202	$10,550
05/16	$10,610	$10,960	$10,585	$10,205	$10,608
06/16	$10,632	$10,982	$10,653	$10,388	$10,673
07/16	$10,902	$11,418	$10,933	$10,454	$10,951
08/16	$10,942	$11,447	$10,949	$10,442	$10,979
09/16	$10,975	$11,465	$10,973	$10,436	$11,006
10/16	$10,815	$11,217	$10,816	$10,356	$10,861
11/16	$10,855	$11,719	$10,852	$10,111	$10,894
12/16	$10,965	$11,948	$10,986	$10,125	$11,036
01/17	$11,148	$12,173	$11,137	$10,145	$11,181
02/17	$11,361	$12,625	$11,367	$10,213	$11,404
03/17	$11,439	$12,634	$11,413	$10,208	$11,442
04/17	$11,591	$12,768	$11,543	$10,287	$11,572
05/17	$11,744	$12,898	$11,691	$10,366	$11,714
06/17	$11,800	$13,015	$11,730	$10,356	$11,750
07/17	$12,019	$13,260	$11,905	$10,400	$11,914
08/17	$12,092	$13,286	$11,973	$10,493	$11,973
09/17	$12,219	$13,610	$12,095	$10,444	$12,096
10/17	$12,355	$13,907	$12,240	$10,450	$12,230
11/17	$12,522	$14,329	$12,397	$10,436	$12,373
12/17	$12,629	$14,472	$12,512	$10,484	$12,476
01/18	$12,998	$15,235	$12,821	$10,363	$12,753
02/18	$12,629	$14,674	$12,490	$10,265	$12,445
03/18	$12,536	$14,379	$12,392	$10,331	$12,351
04/18	$12,525	$14,434	$12,398	$10,254	$12,366
05/18	$12,655	$14,841	$12,530	$10,327	$12,493
06/18	$12,613	$14,938	$12,517	$10,315	$12,493
07/18	$12,828	$15,434	$12,730	$10,317	$12,697
08/18	$12,963	$15,976	$12,905	$10,383	$12,870
09/18	$12,969	$16,002	$12,885	$10,317	$12,859
10/18	$12,345	$14,824	$12,302	$10,235	$12,315
11/18	$12,424	$15,121	$12,452	$10,296	$12,438
12/18	$11,861	$13,714	$12,012	$10,485	$12,014
01/19	$12,504	$14,891	$12,611	$10,597	$12,598
02/19	$12,715	$15,414	$12,821	$10,590	$12,811
03/19	$12,880	$15,640	$13,020	$10,794	$13,005
04/19	$13,162	$16,264	$13,281	$10,797	$13,258
05/19	$12,739	$15,212	$12,934	$10,988	$12,939
06/19	$13,303	$16,280	$13,488	$11,126	$13,467
07/19	$13,339	$16,522	$13,556	$11,151	$13,538
08/19	$13,267	$16,185	$13,538	$11,440	$13,537
09/19	$13,369	$16,469	$13,653	$11,379	$13,646
10/19	$13,573	$16,824	$13,866	$11,413	$13,840
11/19	$13,789	$17,463	$14,090	$11,407	$14,052
12/19	$14,049	$17,968	$14,342	$11,399	$14,290
01/20	$14,074	$17,948	$14,399	$11,619	$14,355
02/20	$13,538	$16,478	$13,872	$11,828	$13,857
03/20	$12,158	$14,212	$12,782	$11,758	$12,752
04/20	$13,057	$16,095	$13,700	$11,967	$13,631
05/20	$13,532	$16,955	$14,090	$12,023	$14,040
06/20	$13,818	$17,343	$14,355	$12,099	$14,280
07/20	$14,323	$18,328	$14,871	$12,279	$14,783
08/20	$14,763	$19,656	$15,342	$12,180	$15,229
09/20	$14,471	$18,940	$15,062	$12,173	$14,960
10/20	$14,276	$18,531	$14,855	$12,119	$14,758
11/20	$15,342	$20,785	$15,943	$12,238	$15,807
12/20	$15,773	$21,721	$16,372	$12,255	$16,206
01/21	$15,694	$21,624	$16,298	$12,167	$16,124
02/21	$15,932	$22,300	$16,438	$11,991	$16,259
03/21	$16,174	$23,099	$16,606	$11,842	$16,426
04/21	$16,625	$24,290	$17,078	$11,935	$16,870
05/21	$16,758	$24,401	$17,210	$11,974	$16,994
06/21	$16,910	$25,002	$17,417	$12,058	$17,197
07/21	$17,038	$25,425	$17,576	$12,193	$17,382
08/21	$17,280	$26,150	$17,815	$12,170	$17,601
09/21	$16,819	$24,977	$17,339	$12,065	$17,174
10/21	$17,191	$26,666	$17,858	$12,061	$17,649
11/21	$16,904	$26,260	$17,653	$12,097	$17,454
12/21	$17,315	$27,294	$18,019	$12,066	$17,819
01/22	$16,745	$25,688	$17,314	$11,806	$17,130
02/22	$16,384	$25,041	$16,997	$11,674	$16,832
03/22	$16,303	$25,854	$16,998	$11,350	$16,825
04/22	$15,308	$23,533	$15,940	$10,919	$15,812
05/22	$15,384	$23,502	$15,993	$10,990	$15,865
06/22	$14,440	$21,536	$15,142	$10,817	$15,005
07/22	$15,196	$23,556	$15,952	$11,082	$15,830
08/22	$14,723	$22,677	$15,436	$10,768	$15,312
09/22	$13,616	$20,574	$14,329	$10,303	$14,266
10/22	$14,043	$22,261	$14,773	$10,170	$14,724
11/22	$14,802	$23,423	$15,599	$10,544	$15,489
12/22	$14,376	$22,052	$15,193	$10,496	$15,113
01/23	$15,157	$23,571	$16,005	$10,819	$15,898
02/23	$14,710	$23,020	$15,587	$10,539	$15,513
03/23	$15,121	$23,635	$15,993	$10,807	$15,898
04/23	$15,282	$23,887	$16,145	$10,873	$16,059
05/23	$15,170	$23,980	$16,006	$10,754	$15,917
06/23	$15,640	$25,618	$16,521	$10,716	$16,407
07/23	$15,919	$26,536	$16,856	$10,708	$16,715
08/23	$15,739	$26,024	$16,562	$10,640	$16,463
09/23	$15,166	$24,784	$15,978	$10,370	$15,910
10/23	$14,885	$24,127	$15,600	$10,206	$15,550
11/23	$15,876	$26,377	$16,707	$10,668	$16,622
12/23	$16,549	$27,776	$17,472	$11,076	$17,376
01/24	$16,633	$28,084	$17,501	$11,046	$17,421
02/24	$16,916	$29,604	$17,840	$10,890	$17,721
03/24	$17,270	$30,559	$18,225	$10,991	$18,091
04/24	$16,766	$29,214	$17,652	$10,713	$17,540
05/24	$17,337	$30,594	$18,196	$10,895	$18,064
06/24	$17,642	$31,542	$18,501	$10,998	$18,339
07/24	$17,947	$32,128	$18,891	$11,255	$18,734
08/24	$18,319	$32,827	$19,256	$11,416	$19,095
09/24	$18,626	$33,506	$19,609	$11,569	$19,418
10/24	$18,166	$33,260	$19,182	$11,282	$19,019
11/24	$18,694	$35,473	$19,739	$11,402	$19,564
12/24	$18,296	$34,389	$19,305	$11,215	$19,151
01/25	$18,683	$35,474	$19,715	$11,274	$19,555
02/25	$18,754	$34,794	$19,803	$11,522	$19,652
03/25	$18,271	$32,765	$19,342	$11,527	$19,210
04/25	$18,377	$32,545	$19,427	$11,572	$19,296
05/25	$18,872	$34,608	$19,987	$11,489	$19,828
06/25	$19,581	$36,366	$20,633	$11,666	$20,429
07/25	$19,782	$37,167	$20,780	$11,635	$20,556
08/25	$20,220	$38,027	$21,187	$11,774	$20,958
09/25	$20,717	$39,339	$21,698	$11,903	$21,409
10/25	$21,047	$40,183	$22,015	$11,977	$21,684
11/25	$21,157	$40,293	$22,088	$12,052	$21,777
12/25	$21,184	$40,285	$22,171	$12,034	$21,856
01/26	$21,555	$40,910	$22,533	$12,047	$22,164

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	15.37	6.55	7.98
Russell 3000® Index	15.32	13.60	15.13
45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)	14.29	6.69	8.46
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index, 2% MSCI Emerging Markets Index (Net)	13.34	6.57	8.28

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,057,420,133
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 341,986
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,057,420,133
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$341,986
Portfolio turnover for the reporting period	24%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	52.4%
Fixed Income Funds	41.6%
Exchange-Traded Equity Funds	2.9%
Money Market Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	20.8%
Columbia Overseas Core Fund, Institutional 3 Class	10.2%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Equity Fund, Institutional 3 Class	9.9%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.2%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.7%
Columbia High Yield Bond Fund, Institutional 3 Class	4.5%
Columbia Quality Income Fund, Institutional 3 Class	3.9%
Columbia Research Enhanced Emerging Economies ETF	2.9%

Material Fund Change [Text Block]
C000097378
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class A
Trading Symbol	RBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Class A (including sales charges) ($16,700)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$9,528	$10,000	$10,000	$10,000
02/16	$9,563	$10,071	$10,047	$10,003
03/16	$9,930	$10,163	$10,290	$10,732
04/16	$10,099	$10,202	$10,370	$10,957
05/16	$10,133	$10,205	$10,413	$11,130
06/16	$10,230	$10,388	$10,556	$11,222
07/16	$10,406	$10,454	$10,681	$11,568
08/16	$10,500	$10,442	$10,698	$11,672
09/16	$10,552	$10,436	$10,690	$11,657
10/16	$10,496	$10,356	$10,593	$11,461
11/16	$10,495	$10,111	$10,596	$12,181
12/16	$10,632	$10,125	$10,676	$12,501
01/17	$10,707	$10,145	$10,706	$12,576
02/17	$10,846	$10,213	$10,845	$13,006
03/17	$10,857	$10,208	$10,814	$12,875
04/17	$10,940	$10,287	$10,865	$12,857
05/17	$11,014	$10,366	$10,911	$12,813
06/17	$11,042	$10,356	$10,953	$13,041
07/17	$11,146	$10,400	$11,020	$13,207
08/17	$11,151	$10,493	$11,050	$13,041
09/17	$11,280	$10,444	$11,107	$13,467
10/17	$11,316	$10,450	$11,131	$13,558
11/17	$11,381	$10,436	$11,208	$13,972
12/17	$11,430	$10,484	$11,278	$14,150
01/18	$11,532	$10,363	$11,298	$14,670
02/18	$11,347	$10,265	$11,095	$13,967
03/18	$11,329	$10,331	$11,099	$13,751
04/18	$11,339	$10,254	$11,059	$13,811
05/18	$11,416	$10,327	$11,140	$13,948
06/18	$11,409	$10,315	$11,140	$13,986
07/18	$11,542	$10,317	$11,249	$14,517
08/18	$11,608	$10,383	$11,342	$14,741
09/18	$11,595	$10,317	$11,296	$14,740
10/18	$11,330	$10,235	$11,086	$13,936
11/18	$11,399	$10,296	$11,211	$14,338
12/18	$11,152	$10,485	$11,073	$12,937
01/19	$11,618	$10,597	$11,373	$13,972
02/19	$11,767	$10,590	$11,463	$14,425
03/19	$11,917	$10,794	$11,620	$14,481
04/19	$12,049	$10,797	$11,728	$14,997
05/19	$11,941	$10,988	$11,673	$14,014
06/19	$12,238	$11,126	$11,979	$15,013
07/19	$12,319	$11,151	$12,022	$15,130
08/19	$12,340	$11,440	$12,133	$14,659
09/19	$12,402	$11,379	$12,204	$15,197
10/19	$12,463	$11,413	$12,275	$15,419
11/19	$12,536	$11,407	$12,366	$15,889
12/19	$12,688	$11,399	$12,449	$16,333
01/20	$12,758	$11,619	$12,533	$15,947
02/20	$12,561	$11,828	$12,377	$14,402
03/20	$11,417	$11,758	$11,788	$11,871
04/20	$11,974	$11,967	$12,258	$13,213
05/20	$12,357	$12,023	$12,400	$13,662
06/20	$12,603	$12,099	$12,436	$13,598
07/20	$12,972	$12,279	$12,677	$14,121
08/20	$13,186	$12,180	$12,744	$14,715
09/20	$13,053	$12,173	$12,657	$14,335
10/20	$13,038	$12,119	$12,587	$14,186
11/20	$13,689	$12,238	$13,102	$16,143
12/20	$13,978	$12,255	$13,248	$16,803
01/21	$14,034	$12,167	$13,169	$16,716
02/21	$14,221	$11,991	$13,252	$17,764
03/21	$14,337	$11,842	$13,338	$18,801
04/21	$14,530	$11,935	$13,535	$19,526
05/21	$14,619	$11,974	$13,644	$19,993
06/21	$14,686	$12,058	$13,669	$19,772
07/21	$14,728	$12,193	$13,786	$19,871
08/21	$14,803	$12,170	$13,838	$20,274
09/21	$14,634	$12,065	$13,644	$19,588
10/21	$14,748	$12,061	$13,811	$20,566
11/21	$14,610	$12,097	$13,717	$19,843
12/21	$14,827	$12,066	$13,905	$21,066
01/22	$14,492	$11,806	$13,622	$20,527
02/22	$14,268	$11,674	$13,490	$20,325
03/22	$14,107	$11,350	$13,339	$20,888
04/22	$13,579	$10,919	$12,818	$19,681
05/22	$13,608	$10,990	$12,935	$20,063
06/22	$12,988	$10,817	$12,519	$18,296
07/22	$13,529	$11,082	$12,932	$19,543
08/22	$13,170	$10,768	$12,600	$18,959
09/22	$12,347	$10,303	$11,970	$17,280
10/22	$12,505	$10,170	$12,183	$19,076
11/22	$13,100	$10,544	$12,662	$20,231
12/22	$12,920	$10,496	$12,497	$19,385
01/23	$13,449	$10,819	$12,921	$20,438
02/23	$13,076	$10,539	$12,597	$19,732
03/23	$13,224	$10,807	$12,783	$19,562
04/23	$13,298	$10,873	$12,879	$19,812
05/23	$13,074	$10,754	$12,672	$19,068
06/23	$13,307	$10,716	$12,861	$20,349
07/23	$13,497	$10,708	$12,982	$21,112
08/23	$13,312	$10,640	$12,842	$20,515
09/23	$12,919	$10,370	$12,510	$19,708
10/23	$12,626	$10,206	$12,272	$18,985
11/23	$13,384	$10,668	$12,873	$20,433
12/23	$14,085	$11,076	$13,390	$21,644
01/24	$14,002	$11,046	$13,367	$21,606
02/24	$13,952	$10,890	$13,372	$22,398
03/24	$14,200	$10,991	$13,625	$23,510
04/24	$13,786	$10,713	$13,258	$22,478
05/24	$14,108	$10,895	$13,518	$23,209
06/24	$14,181	$10,998	$13,574	$22,981
07/24	$14,628	$11,255	$13,972	$24,236
08/24	$14,940	$11,416	$14,194	$24,828
09/24	$15,164	$11,569	$14,371	$25,156
10/24	$14,817	$11,282	$14,105	$24,874
11/24	$15,157	$11,402	$14,438	$26,502
12/24	$14,783	$11,215	$14,041	$24,670
01/25	$15,009	$11,274	$14,252	$25,780
02/25	$15,237	$11,522	$14,468	$25,831
03/25	$15,078	$11,527	$14,371	$25,075
04/25	$15,086	$11,572	$14,302	$24,300
05/25	$15,263	$11,489	$14,367	$25,161
06/25	$15,597	$11,666	$14,641	$26,038
07/25	$15,600	$11,635	$14,645	$26,201
08/25	$15,931	$11,774	$14,889	$27,094
09/25	$16,146	$11,903	$15,056	$27,505
10/25	$16,217	$11,977	$15,139	$27,624
11/25	$16,377	$12,052	$15,306	$28,360
12/25	$16,432	$12,034	$15,321	$28,545
01/26	$16,700	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	11.27	3.54	5.77
Class A (including sales charges)	6.01	2.53	5.26
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]
C000097380
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class C
Trading Symbol	RBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Class C (including sales charges) ($16,239)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$10,000	$10,000	$10,000	$10,000
02/16	$10,022	$10,071	$10,047	$10,003
03/16	$10,398	$10,163	$10,290	$10,732
04/16	$10,568	$10,202	$10,370	$10,957
05/16	$10,597	$10,205	$10,413	$11,130
06/16	$10,692	$10,388	$10,556	$11,222
07/16	$10,877	$10,454	$10,681	$11,568
08/16	$10,959	$10,442	$10,698	$11,672
09/16	$11,006	$10,436	$10,690	$11,657
10/16	$10,941	$10,356	$10,593	$11,461
11/16	$10,933	$10,111	$10,596	$12,181
12/16	$11,068	$10,125	$10,676	$12,501
01/17	$11,139	$10,145	$10,706	$12,576
02/17	$11,277	$10,213	$10,845	$13,006
03/17	$11,281	$10,208	$10,814	$12,875
04/17	$11,370	$10,287	$10,865	$12,857
05/17	$11,439	$10,366	$10,911	$12,813
06/17	$11,461	$10,356	$10,953	$13,041
07/17	$11,552	$10,400	$11,020	$13,207
08/17	$11,559	$10,493	$11,050	$13,041
09/17	$11,676	$10,444	$11,107	$13,467
10/17	$11,715	$10,450	$11,131	$13,558
11/17	$11,774	$10,436	$11,208	$13,972
12/17	$11,817	$10,484	$11,278	$14,150
01/18	$11,915	$10,363	$11,298	$14,670
02/18	$11,717	$10,265	$11,095	$13,967
03/18	$11,692	$10,331	$11,099	$13,751
04/18	$11,695	$10,254	$11,059	$13,811
05/18	$11,766	$10,327	$11,140	$13,948
06/18	$11,752	$10,315	$11,140	$13,986
07/18	$11,881	$10,317	$11,249	$14,517
08/18	$11,941	$10,383	$11,342	$14,741
09/18	$11,921	$10,317	$11,296	$14,740
10/18	$11,632	$10,235	$11,086	$13,936
11/18	$11,705	$10,296	$11,211	$14,338
12/18	$11,446	$10,485	$11,073	$12,937
01/19	$11,914	$10,597	$11,373	$13,972
02/19	$12,059	$10,590	$11,463	$14,425
03/19	$12,204	$10,794	$11,620	$14,481
04/19	$12,332	$10,797	$11,728	$14,997
05/19	$12,214	$10,988	$11,673	$14,014
06/19	$12,509	$11,126	$11,979	$15,013
07/19	$12,584	$11,151	$12,022	$15,130
08/19	$12,597	$11,440	$12,133	$14,659
09/19	$12,651	$11,379	$12,204	$15,197
10/19	$12,706	$11,413	$12,275	$15,419
11/19	$12,772	$11,407	$12,366	$15,889
12/19	$12,918	$11,399	$12,449	$16,333
01/20	$12,981	$11,619	$12,533	$15,947
02/20	$12,773	$11,828	$12,377	$14,402
03/20	$11,607	$11,758	$11,788	$11,871
04/20	$12,163	$11,967	$12,258	$13,213
05/20	$12,544	$12,023	$12,400	$13,662
06/20	$12,783	$12,099	$12,436	$13,598
07/20	$13,158	$12,279	$12,677	$14,121
08/20	$13,356	$12,180	$12,744	$14,715
09/20	$13,213	$12,173	$12,657	$14,335
10/20	$13,201	$12,119	$12,587	$14,186
11/20	$13,838	$12,238	$13,102	$16,143
12/20	$14,130	$12,255	$13,248	$16,803
01/21	$14,178	$12,167	$13,169	$16,716
02/21	$14,357	$11,991	$13,252	$17,764
03/21	$14,465	$11,842	$13,338	$18,801
04/21	$14,650	$11,935	$13,535	$19,526
05/21	$14,730	$11,974	$13,644	$19,993
06/21	$14,788	$12,058	$13,669	$19,772
07/21	$14,821	$12,193	$13,786	$19,871
08/21	$14,886	$12,170	$13,838	$20,274
09/21	$14,708	$12,065	$13,644	$19,588
10/21	$14,813	$12,061	$13,811	$20,566
11/21	$14,666	$12,097	$13,717	$19,843
12/21	$14,874	$12,066	$13,905	$21,066
01/22	$14,529	$11,806	$13,622	$20,527
02/22	$14,297	$11,674	$13,490	$20,325
03/22	$14,128	$11,350	$13,339	$20,888
04/22	$13,582	$10,919	$12,818	$19,681
05/22	$13,602	$10,990	$12,935	$20,063
06/22	$12,977	$10,817	$12,519	$18,296
07/22	$13,506	$11,082	$12,932	$19,543
08/22	$13,141	$10,768	$12,600	$18,959
09/22	$12,315	$10,303	$11,970	$17,280
10/22	$12,464	$10,170	$12,183	$19,076
11/22	$13,047	$10,544	$12,662	$20,231
12/22	$12,860	$10,496	$12,497	$19,385
01/23	$13,376	$10,819	$12,921	$20,438
02/23	$12,999	$10,539	$12,597	$19,732
03/23	$13,137	$10,807	$12,783	$19,562
04/23	$13,203	$10,873	$12,879	$19,812
05/23	$12,972	$10,754	$12,672	$19,068
06/23	$13,195	$10,716	$12,861	$20,349
07/23	$13,385	$10,708	$12,982	$21,112
08/23	$13,194	$10,640	$12,842	$20,515
09/23	$12,799	$10,370	$12,510	$19,708
10/23	$12,490	$10,206	$12,272	$18,985
11/23	$13,229	$10,668	$12,873	$20,433
12/23	$13,922	$11,076	$13,390	$21,644
01/24	$13,831	$11,046	$13,367	$21,606
02/24	$13,775	$10,890	$13,372	$22,398
03/24	$14,010	$10,991	$13,625	$23,510
04/24	$13,582	$10,713	$13,258	$22,478
05/24	$13,889	$10,895	$13,518	$23,209
06/24	$13,964	$10,998	$13,574	$22,981
07/24	$14,393	$11,255	$13,972	$24,236
08/24	$14,689	$11,416	$14,194	$24,828
09/24	$14,900	$11,569	$14,371	$25,156
10/24	$14,551	$11,282	$14,105	$24,874
11/24	$14,874	$11,402	$14,438	$26,502
12/24	$14,500	$11,215	$14,041	$24,670
01/25	$14,711	$11,274	$14,252	$25,780
02/25	$14,924	$11,522	$14,468	$25,831
03/25	$14,760	$11,527	$14,371	$25,075
04/25	$14,759	$11,572	$14,302	$24,300
05/25	$14,935	$11,489	$14,367	$25,161
06/25	$15,238	$11,666	$14,641	$26,038
07/25	$15,231	$11,635	$14,645	$26,201
08/25	$15,556	$11,774	$14,889	$27,094
09/25	$15,742	$11,903	$15,056	$27,505
10/25	$15,814	$11,977	$15,139	$27,624
11/25	$15,959	$12,052	$15,306	$28,360
12/25	$15,989	$12,034	$15,321	$28,545
01/26	$16,239	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	10.39	2.75	4.97
Class C (including sales charges)	9.39	2.75	4.97
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]
C000097381
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class R
Trading Symbol	CBURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Class R ($17,093)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$10,000	$10,000	$10,000	$10,000
02/16	$10,035	$10,071	$10,047	$10,003
03/16	$10,415	$10,163	$10,290	$10,732
04/16	$10,590	$10,202	$10,370	$10,957
05/16	$10,623	$10,205	$10,413	$11,130
06/16	$10,722	$10,388	$10,556	$11,222
07/16	$10,913	$10,454	$10,681	$11,568
08/16	$10,999	$10,442	$10,698	$11,672
09/16	$11,051	$10,436	$10,690	$11,657
10/16	$10,991	$10,356	$10,593	$11,461
11/16	$10,987	$10,111	$10,596	$12,181
12/16	$11,127	$10,125	$10,676	$12,501
01/17	$11,202	$10,145	$10,706	$12,576
02/17	$11,346	$10,213	$10,845	$13,006
03/17	$11,355	$10,208	$10,814	$12,875
04/17	$11,448	$10,287	$10,865	$12,857
05/17	$11,523	$10,366	$10,911	$12,813
06/17	$11,549	$10,356	$10,953	$13,041
07/17	$11,646	$10,400	$11,020	$13,207
08/17	$11,658	$10,493	$11,050	$13,041
09/17	$11,780	$10,444	$11,107	$13,467
10/17	$11,825	$10,450	$11,131	$13,558
11/17	$11,889	$10,436	$11,208	$13,972
12/17	$11,938	$10,484	$11,278	$14,150
01/18	$12,041	$10,363	$11,298	$14,670
02/18	$11,846	$10,265	$11,095	$13,967
03/18	$11,826	$10,331	$11,099	$13,751
04/18	$11,833	$10,254	$11,059	$13,811
05/18	$11,911	$10,327	$11,140	$13,948
06/18	$11,901	$10,315	$11,140	$13,986
07/18	$12,037	$10,317	$11,249	$14,517
08/18	$12,103	$10,383	$11,342	$14,741
09/18	$12,087	$10,317	$11,296	$14,740
10/18	$11,810	$10,235	$11,086	$13,936
11/18	$11,879	$10,296	$11,211	$14,338
12/18	$11,621	$10,485	$11,073	$12,937
01/19	$12,101	$10,597	$11,373	$13,972
02/19	$12,252	$10,590	$11,463	$14,425
03/19	$12,404	$10,794	$11,620	$14,481
04/19	$12,539	$10,797	$11,728	$14,997
05/19	$12,425	$10,988	$11,673	$14,014
06/19	$12,729	$11,126	$11,979	$15,013
07/19	$12,811	$11,151	$12,022	$15,130
08/19	$12,829	$11,440	$12,133	$14,659
09/19	$12,890	$11,379	$12,204	$15,197
10/19	$12,962	$11,413	$12,275	$15,419
11/19	$13,034	$11,407	$12,366	$15,889
12/19	$13,189	$11,399	$12,449	$16,333
01/20	$13,248	$11,619	$12,533	$15,947
02/20	$13,052	$11,828	$12,377	$14,402
03/20	$11,858	$11,758	$11,788	$11,871
04/20	$12,440	$11,967	$12,258	$13,213
05/20	$12,823	$12,023	$12,400	$13,662
06/20	$13,073	$12,099	$12,436	$13,598
07/20	$13,462	$12,279	$12,677	$14,121
08/20	$13,680	$12,180	$12,744	$14,715
09/20	$13,540	$12,173	$12,657	$14,335
10/20	$13,522	$12,119	$12,587	$14,186
11/20	$14,190	$12,238	$13,102	$16,143
12/20	$14,495	$12,255	$13,248	$16,803
01/21	$14,539	$12,167	$13,169	$16,716
02/21	$14,740	$11,991	$13,252	$17,764
03/21	$14,856	$11,842	$13,338	$18,801
04/21	$15,052	$11,935	$13,535	$19,526
05/21	$15,141	$11,974	$13,644	$19,993
06/21	$15,206	$12,058	$13,669	$19,772
07/21	$15,246	$12,193	$13,786	$19,871
08/21	$15,319	$12,170	$13,838	$20,274
09/21	$15,143	$12,065	$13,644	$19,588
10/21	$15,257	$12,061	$13,811	$20,566
11/21	$15,112	$12,097	$13,717	$19,843
12/21	$15,332	$12,066	$13,905	$21,066
01/22	$14,984	$11,806	$13,622	$20,527
02/22	$14,751	$11,674	$13,490	$20,325
03/22	$14,584	$11,350	$13,339	$20,888
04/22	$14,027	$10,919	$12,818	$19,681
05/22	$14,053	$10,990	$12,935	$20,063
06/22	$13,415	$10,817	$12,519	$18,296
07/22	$13,967	$11,082	$12,932	$19,543
08/22	$13,596	$10,768	$12,600	$18,959
09/22	$12,737	$10,303	$11,970	$17,280
10/22	$12,896	$10,170	$12,183	$19,076
11/22	$13,515	$10,544	$12,662	$20,231
12/22	$13,328	$10,496	$12,497	$19,385
01/23	$13,867	$10,819	$12,921	$20,438
02/23	$13,482	$10,539	$12,597	$19,732
03/23	$13,631	$10,807	$12,783	$19,562
04/23	$13,705	$10,873	$12,879	$19,812
05/23	$13,472	$10,754	$12,672	$19,068
06/23	$13,708	$10,716	$12,861	$20,349
07/23	$13,899	$10,708	$12,982	$21,112
08/23	$13,706	$10,640	$12,842	$20,515
09/23	$13,302	$10,370	$12,510	$19,708
10/23	$13,000	$10,206	$12,272	$18,985
11/23	$13,772	$10,668	$12,873	$20,433
12/23	$14,497	$11,076	$13,390	$21,644
01/24	$14,397	$11,046	$13,367	$21,606
02/24	$14,356	$10,890	$13,372	$22,398
03/24	$14,607	$10,991	$13,625	$23,510
04/24	$14,168	$10,713	$13,258	$22,478
05/24	$14,494	$10,895	$13,518	$23,209
06/24	$14,565	$10,998	$13,574	$22,981
07/24	$15,031	$11,255	$13,972	$24,236
08/24	$15,345	$11,416	$14,194	$24,828
09/24	$15,571	$11,569	$14,371	$25,156
10/24	$15,214	$11,282	$14,105	$24,874
11/24	$15,557	$11,402	$14,438	$26,502
12/24	$15,173	$11,215	$14,041	$24,670
01/25	$15,400	$11,274	$14,252	$25,780
02/25	$15,628	$11,522	$14,468	$25,831
03/25	$15,463	$11,527	$14,371	$25,075
04/25	$15,469	$11,572	$14,302	$24,300
05/25	$15,659	$11,489	$14,367	$25,161
06/25	$15,995	$11,666	$14,641	$26,038
07/25	$15,982	$11,635	$14,645	$26,201
08/25	$16,329	$11,774	$14,889	$27,094
09/25	$16,530	$11,903	$15,056	$27,505
10/25	$16,612	$11,977	$15,139	$27,624
11/25	$16,771	$12,052	$15,306	$28,360
12/25	$16,823	$12,034	$15,321	$28,545
01/26	$17,093	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.99	3.29	5.51
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]
C000122763
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 2 Class
Trading Symbol	CKKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Institutional 2 Class ($17,999)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$10,000	$10,000	$10,000	$10,000
02/16	$10,039	$10,071	$10,047	$10,003
03/16	$10,426	$10,163	$10,290	$10,732
04/16	$10,605	$10,202	$10,370	$10,957
05/16	$10,634	$10,205	$10,413	$11,130
06/16	$10,748	$10,388	$10,556	$11,222
07/16	$10,935	$10,454	$10,681	$11,568
08/16	$11,036	$10,442	$10,698	$11,672
09/16	$11,093	$10,436	$10,690	$11,657
10/16	$11,038	$10,356	$10,593	$11,461
11/16	$11,039	$10,111	$10,596	$12,181
12/16	$11,185	$10,125	$10,676	$12,501
01/17	$11,266	$10,145	$10,706	$12,576
02/17	$11,416	$10,213	$10,845	$13,006
03/17	$11,430	$10,208	$10,814	$12,875
04/17	$11,519	$10,287	$10,865	$12,857
05/17	$11,609	$10,366	$10,911	$12,813
06/17	$11,640	$10,356	$10,953	$13,041
07/17	$11,743	$10,400	$11,020	$13,207
08/17	$11,760	$10,493	$11,050	$13,041
09/17	$11,889	$10,444	$11,107	$13,467
10/17	$11,929	$10,450	$11,131	$13,558
11/17	$12,009	$10,436	$11,208	$13,972
12/17	$12,064	$10,484	$11,278	$14,150
01/18	$12,164	$10,363	$11,298	$14,670
02/18	$11,971	$10,265	$11,095	$13,967
03/18	$11,956	$10,331	$11,099	$13,751
04/18	$11,978	$10,254	$11,059	$13,811
05/18	$12,062	$10,327	$11,140	$13,948
06/18	$12,057	$10,315	$11,140	$13,986
07/18	$12,190	$10,317	$11,249	$14,517
08/18	$12,273	$10,383	$11,342	$14,741
09/18	$12,252	$10,317	$11,296	$14,740
10/18	$11,975	$10,235	$11,086	$13,936
11/18	$12,050	$10,296	$11,211	$14,338
12/18	$11,793	$10,485	$11,073	$12,937
01/19	$12,286	$10,597	$11,373	$13,972
02/19	$12,446	$10,590	$11,463	$14,425
03/19	$12,606	$10,794	$11,620	$14,481
04/19	$12,748	$10,797	$11,728	$14,997
05/19	$12,648	$10,988	$11,673	$14,014
06/19	$12,953	$11,126	$11,979	$15,013
07/19	$13,053	$11,151	$12,022	$15,130
08/19	$13,067	$11,440	$12,133	$14,659
09/19	$13,135	$11,379	$12,204	$15,197
10/19	$13,214	$11,413	$12,275	$15,419
11/19	$13,293	$11,407	$12,366	$15,889
12/19	$13,457	$11,399	$12,449	$16,333
01/20	$13,523	$11,619	$12,533	$15,947
02/20	$13,328	$11,828	$12,377	$14,402
03/20	$12,123	$11,758	$11,788	$11,871
04/20	$12,714	$11,967	$12,258	$13,213
05/20	$13,112	$12,023	$12,400	$13,662
06/20	$13,374	$12,099	$12,436	$13,598
07/20	$13,778	$12,279	$12,677	$14,121
08/20	$14,009	$12,180	$12,744	$14,715
09/20	$13,871	$12,173	$12,657	$14,335
10/20	$13,859	$12,119	$12,587	$14,186
11/20	$14,551	$12,238	$13,102	$16,143
12/20	$14,871	$12,255	$13,248	$16,803
01/21	$14,923	$12,167	$13,169	$16,716
02/21	$15,124	$11,991	$13,252	$17,764
03/21	$15,262	$11,842	$13,338	$18,801
04/21	$15,458	$11,935	$13,535	$19,526
05/21	$15,568	$11,974	$13,644	$19,993
06/21	$15,631	$12,058	$13,669	$19,772
07/21	$15,690	$12,193	$13,786	$19,871
08/21	$15,773	$12,170	$13,838	$20,274
09/21	$15,586	$12,065	$13,644	$19,588
10/21	$15,711	$12,061	$13,811	$20,566
11/21	$15,567	$12,097	$13,717	$19,843
12/21	$15,802	$12,066	$13,905	$21,066
01/22	$15,461	$11,806	$13,622	$20,527
02/22	$15,226	$11,674	$13,490	$20,325
03/22	$15,047	$11,350	$13,339	$20,888
04/22	$14,490	$10,919	$12,818	$19,681
05/22	$14,523	$10,990	$12,935	$20,063
06/22	$13,868	$10,817	$12,519	$18,296
07/22	$14,446	$11,082	$12,932	$19,543
08/22	$14,067	$10,768	$12,600	$18,959
09/22	$13,182	$10,303	$11,970	$17,280
10/22	$13,354	$10,170	$12,183	$19,076
11/22	$14,002	$10,544	$12,662	$20,231
12/22	$13,814	$10,496	$12,497	$19,385
01/23	$14,380	$10,819	$12,921	$20,438
02/23	$13,986	$10,539	$12,597	$19,732
03/23	$14,147	$10,807	$12,783	$19,562
04/23	$14,230	$10,873	$12,879	$19,812
05/23	$13,994	$10,754	$12,672	$19,068
06/23	$14,246	$10,716	$12,861	$20,349
07/23	$14,451	$10,708	$12,982	$21,112
08/23	$14,256	$10,640	$12,842	$20,515
09/23	$13,841	$10,370	$12,510	$19,708
10/23	$13,532	$10,206	$12,272	$18,985
11/23	$14,344	$10,668	$12,873	$20,433
12/23	$15,108	$11,076	$13,390	$21,644
01/24	$15,009	$11,046	$13,367	$21,606
02/24	$14,973	$10,890	$13,372	$22,398
03/24	$15,242	$10,991	$13,625	$23,510
04/24	$14,789	$10,713	$13,258	$22,478
05/24	$15,137	$10,895	$13,518	$23,209
06/24	$15,218	$10,998	$13,574	$22,981
07/24	$15,713	$11,255	$13,972	$24,236
08/24	$16,049	$11,416	$14,194	$24,828
09/24	$16,279	$11,569	$14,371	$25,156
10/24	$15,912	$11,282	$14,105	$24,874
11/24	$16,292	$11,402	$14,438	$26,502
12/24	$15,896	$11,215	$14,041	$24,670
01/25	$16,142	$11,274	$14,252	$25,780
02/25	$16,388	$11,522	$14,468	$25,831
03/25	$16,222	$11,527	$14,371	$25,075
04/25	$16,235	$11,572	$14,302	$24,300
05/25	$16,428	$11,489	$14,367	$25,161
06/25	$16,789	$11,666	$14,641	$26,038
07/25	$16,796	$11,635	$14,645	$26,201
08/25	$17,169	$11,774	$14,889	$27,094
09/25	$17,389	$11,903	$15,056	$27,505
10/25	$17,469	$11,977	$15,139	$27,624
11/25	$17,644	$12,052	$15,306	$28,360
12/25	$17,707	$12,034	$15,321	$28,545
01/26	$17,999	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	11.51	3.82	6.05
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]
C000172350
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 3 Class
Trading Symbol	CIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Institutional 3 Class ($18,034)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$10,000	$10,000	$10,000	$10,000
02/16	$10,037	$10,071	$10,047	$10,003
03/16	$10,422	$10,163	$10,290	$10,732
04/16	$10,600	$10,202	$10,370	$10,957
05/16	$10,636	$10,205	$10,413	$11,130
06/16	$10,737	$10,388	$10,556	$11,222
07/16	$10,922	$10,454	$10,681	$11,568
08/16	$11,021	$10,442	$10,698	$11,672
09/16	$11,075	$10,436	$10,690	$11,657
10/16	$11,017	$10,356	$10,593	$11,461
11/16	$11,016	$10,111	$10,596	$12,181
12/16	$11,159	$10,125	$10,676	$12,501
01/17	$11,237	$10,145	$10,706	$12,576
02/17	$11,384	$10,213	$10,845	$13,006
03/17	$11,389	$10,208	$10,814	$12,875
04/17	$11,488	$10,287	$10,865	$12,857
05/17	$11,569	$10,366	$10,911	$12,813
06/17	$11,601	$10,356	$10,953	$13,041
07/17	$11,714	$10,400	$11,020	$13,207
08/17	$11,722	$10,493	$11,050	$13,041
09/17	$11,861	$10,444	$11,107	$13,467
10/17	$11,901	$10,450	$11,131	$13,558
11/17	$11,982	$10,436	$11,208	$13,972
12/17	$12,037	$10,484	$11,278	$14,150
01/18	$12,147	$10,363	$11,298	$14,670
02/18	$11,955	$10,265	$11,095	$13,967
03/18	$11,940	$10,331	$11,099	$13,751
04/18	$11,953	$10,254	$11,059	$13,811
05/18	$12,037	$10,327	$11,140	$13,948
06/18	$12,033	$10,315	$11,140	$13,986
07/18	$12,167	$10,317	$11,249	$14,517
08/18	$12,249	$10,383	$11,342	$14,741
09/18	$12,229	$10,317	$11,296	$14,740
10/18	$11,953	$10,235	$11,086	$13,936
11/18	$12,039	$10,296	$11,211	$14,338
12/18	$11,783	$10,485	$11,073	$12,937
01/19	$12,277	$10,597	$11,373	$13,972
02/19	$12,437	$10,590	$11,463	$14,425
03/19	$12,587	$10,794	$11,620	$14,481
04/19	$12,730	$10,797	$11,728	$14,997
05/19	$12,630	$10,988	$11,673	$14,014
06/19	$12,936	$11,126	$11,979	$15,013
07/19	$13,036	$11,151	$12,022	$15,130
08/19	$13,050	$11,440	$12,133	$14,659
09/19	$13,119	$11,379	$12,204	$15,197
10/19	$13,198	$11,413	$12,275	$15,419
11/19	$13,278	$11,407	$12,366	$15,889
12/19	$13,443	$11,399	$12,449	$16,333
01/20	$13,510	$11,619	$12,533	$15,947
02/20	$13,315	$11,828	$12,377	$14,402
03/20	$12,110	$11,758	$11,788	$11,871
04/20	$12,702	$11,967	$12,258	$13,213
05/20	$13,100	$12,023	$12,400	$13,662
06/20	$13,362	$12,099	$12,436	$13,598
07/20	$13,767	$12,279	$12,677	$14,121
08/20	$13,987	$12,180	$12,744	$14,715
09/20	$13,861	$12,173	$12,657	$14,335
10/20	$13,849	$12,119	$12,587	$14,186
11/20	$14,542	$12,238	$13,102	$16,143
12/20	$14,851	$12,255	$13,248	$16,803
01/21	$14,915	$12,167	$13,169	$16,716
02/21	$15,117	$11,991	$13,252	$17,764
03/21	$15,244	$11,842	$13,338	$18,801
04/21	$15,452	$11,935	$13,535	$19,526
05/21	$15,562	$11,974	$13,644	$19,993
06/21	$15,626	$12,058	$13,669	$19,772
07/21	$15,686	$12,193	$13,786	$19,871
08/21	$15,757	$12,170	$13,838	$20,274
09/21	$15,582	$12,065	$13,644	$19,588
10/21	$15,708	$12,061	$13,811	$20,566
11/21	$15,565	$12,097	$13,717	$19,843
12/21	$15,800	$12,066	$13,905	$21,066
01/22	$15,448	$11,806	$13,622	$20,527
02/22	$15,214	$11,674	$13,490	$20,325
03/22	$15,047	$11,350	$13,339	$20,888
04/22	$14,490	$10,919	$12,818	$19,681
05/22	$14,523	$10,990	$12,935	$20,063
06/22	$13,868	$10,817	$12,519	$18,296
07/22	$14,448	$11,082	$12,932	$19,543
08/22	$14,057	$10,768	$12,600	$18,959
09/22	$13,184	$10,303	$11,970	$17,280
10/22	$13,356	$10,170	$12,183	$19,076
11/22	$14,006	$10,544	$12,662	$20,231
12/22	$13,805	$10,496	$12,497	$19,385
01/23	$14,385	$10,819	$12,921	$20,438
02/23	$13,991	$10,539	$12,597	$19,732
03/23	$14,153	$10,807	$12,783	$19,562
04/23	$14,236	$10,873	$12,879	$19,812
05/23	$13,988	$10,754	$12,672	$19,068
06/23	$14,253	$10,716	$12,861	$20,349
07/23	$14,459	$10,708	$12,982	$21,112
08/23	$14,265	$10,640	$12,842	$20,515
09/23	$13,850	$10,370	$12,510	$19,708
10/23	$13,541	$10,206	$12,272	$18,985
11/23	$14,354	$10,668	$12,873	$20,433
12/23	$15,107	$11,076	$13,390	$21,644
01/24	$15,022	$11,046	$13,367	$21,606
02/24	$14,973	$10,890	$13,372	$22,398
03/24	$15,243	$10,991	$13,625	$23,510
04/24	$14,803	$10,713	$13,258	$22,478
05/24	$15,152	$10,895	$13,518	$23,209
06/24	$15,234	$10,998	$13,574	$22,981
07/24	$15,717	$11,255	$13,972	$24,236
08/24	$16,068	$11,416	$14,194	$24,828
09/24	$16,299	$11,569	$14,371	$25,156
10/24	$15,932	$11,282	$14,105	$24,874
11/24	$16,314	$11,402	$14,438	$26,502
12/24	$15,918	$11,215	$14,041	$24,670
01/25	$16,164	$11,274	$14,252	$25,780
02/25	$16,412	$11,522	$14,468	$25,831
03/25	$16,246	$11,527	$14,371	$25,075
04/25	$16,259	$11,572	$14,302	$24,300
05/25	$16,454	$11,489	$14,367	$25,161
06/25	$16,817	$11,666	$14,641	$26,038
07/25	$16,810	$11,635	$14,645	$26,201
08/25	$17,184	$11,774	$14,889	$27,094
09/25	$17,406	$11,903	$15,056	$27,505
10/25	$17,501	$11,977	$15,139	$27,624
11/25	$17,677	$12,052	$15,306	$28,360
12/25	$17,740	$12,034	$15,321	$28,545
01/26	$18,034	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	11.56	3.87	6.07
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]
C000097383
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional Class
Trading Symbol	CBUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Strategic allocation | Strategic allocations to equities, specifically convertible securities and small cap equities, contributed materially to the Fund’s performance during the annual period. Additionally, allocations to higher-yielding bonds, including high-yield corporates and emerging market debt, contributed to performance. Finally, the Fund’s allocation to higher quality bonds exposed to residential mortgages contributed to Fund performance.

Tactical allocations | Overall, tactical allocations contributed to performance, specifically the Fund’s overweight to residential mortgages and underweight to Treasuries.

Fund level performance | Underlying fund performance contributed to performance, mainly driven by the outperformance of Columbia International Dividend Income Fund, Columbia Quality Income Fund, Columbia Mortgage Opportunities Fund and Columbia Dividend Opportunity Fund versus their respective benchmarks.

Top Performance Detractors

Strategic allocation | Overall, while strategic allocations contributed to the Fund’s performance during the annual period, some performance detraction came from exposure to real estate and floating rate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Builder Fund Institutional Class ($17,953)	Bloomberg U.S. Aggregate Bond Index ($12,047)	65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index ($15,516)	Russell 3000® Value Index ($29,877)
01/16	$10,000	$10,000	$10,000	$10,000
02/16	$10,030	$10,071	$10,047	$10,003
03/16	$10,417	$10,163	$10,290	$10,732
04/16	$10,596	$10,202	$10,370	$10,957
05/16	$10,634	$10,205	$10,413	$11,130
06/16	$10,738	$10,388	$10,556	$11,222
07/16	$10,925	$10,454	$10,681	$11,568
08/16	$11,027	$10,442	$10,698	$11,672
09/16	$11,083	$10,436	$10,690	$11,657
10/16	$11,027	$10,356	$10,593	$11,461
11/16	$11,028	$10,111	$10,596	$12,181
12/16	$11,174	$10,125	$10,676	$12,501
01/17	$11,255	$10,145	$10,706	$12,576
02/17	$11,404	$10,213	$10,845	$13,006
03/17	$11,418	$10,208	$10,814	$12,875
04/17	$11,507	$10,287	$10,865	$12,857
05/17	$11,597	$10,366	$10,911	$12,813
06/17	$11,619	$10,356	$10,953	$13,041
07/17	$11,732	$10,400	$11,020	$13,207
08/17	$11,739	$10,493	$11,050	$13,041
09/17	$11,877	$10,444	$11,107	$13,467
10/17	$11,918	$10,450	$11,131	$13,558
11/17	$11,998	$10,436	$11,208	$13,972
12/17	$12,052	$10,484	$11,278	$14,150
01/18	$12,152	$10,363	$11,298	$14,670
02/18	$11,959	$10,265	$11,095	$13,967
03/18	$11,943	$10,331	$11,099	$13,751
04/18	$11,966	$10,254	$11,059	$13,811
05/18	$12,050	$10,327	$11,140	$13,948
06/18	$12,045	$10,315	$11,140	$13,986
07/18	$12,178	$10,317	$11,249	$14,517
08/18	$12,260	$10,383	$11,342	$14,741
09/18	$12,239	$10,317	$11,296	$14,740
10/18	$11,962	$10,235	$11,086	$13,936
11/18	$12,037	$10,296	$11,211	$14,338
12/18	$11,779	$10,485	$11,073	$12,937
01/19	$12,274	$10,597	$11,373	$13,972
02/19	$12,434	$10,590	$11,463	$14,425
03/19	$12,594	$10,794	$11,620	$14,481
04/19	$12,737	$10,797	$11,728	$14,997
05/19	$12,625	$10,988	$11,673	$14,014
06/19	$12,942	$11,126	$11,979	$15,013
07/19	$13,031	$11,151	$12,022	$15,130
08/19	$13,055	$11,440	$12,133	$14,659
09/19	$13,123	$11,379	$12,204	$15,197
10/19	$13,191	$11,413	$12,275	$15,419
11/19	$13,270	$11,407	$12,366	$15,889
12/19	$13,434	$11,399	$12,449	$16,333
01/20	$13,512	$11,619	$12,533	$15,947
02/20	$13,305	$11,828	$12,377	$14,402
03/20	$12,097	$11,758	$11,788	$11,871
04/20	$12,689	$11,967	$12,258	$13,213
05/20	$13,098	$12,023	$12,400	$13,662
06/20	$13,361	$12,099	$12,436	$13,598
07/20	$13,766	$12,279	$12,677	$14,121
08/20	$13,985	$12,180	$12,744	$14,715
09/20	$13,847	$12,173	$12,657	$14,335
10/20	$13,834	$12,119	$12,587	$14,186
11/20	$14,528	$12,238	$13,102	$16,143
12/20	$14,849	$12,255	$13,248	$16,803
01/21	$14,901	$12,167	$13,169	$16,716
02/21	$15,101	$11,991	$13,252	$17,764
03/21	$15,240	$11,842	$13,338	$18,801
04/21	$15,436	$11,935	$13,535	$19,526
05/21	$15,546	$11,974	$13,644	$19,993
06/21	$15,608	$12,058	$13,669	$19,772
07/21	$15,656	$12,193	$13,786	$19,871
08/21	$15,739	$12,170	$13,838	$20,274
09/21	$15,563	$12,065	$13,644	$19,588
10/21	$15,688	$12,061	$13,811	$20,566
11/21	$15,544	$12,097	$13,717	$19,843
12/21	$15,778	$12,066	$13,905	$21,066
01/22	$15,424	$11,806	$13,622	$20,527
02/22	$15,201	$11,674	$13,490	$20,325
03/22	$15,021	$11,350	$13,339	$20,888
04/22	$14,462	$10,919	$12,818	$19,681
05/22	$14,495	$10,990	$12,935	$20,063
06/22	$13,838	$10,817	$12,519	$18,296
07/22	$14,418	$11,082	$12,932	$19,543
08/22	$14,038	$10,768	$12,600	$18,959
09/22	$13,163	$10,303	$11,970	$17,280
10/22	$13,335	$10,170	$12,183	$19,076
11/22	$13,972	$10,544	$12,662	$20,231
12/22	$13,783	$10,496	$12,497	$19,385
01/23	$14,350	$10,819	$12,921	$20,438
02/23	$13,955	$10,539	$12,597	$19,732
03/23	$14,116	$10,807	$12,783	$19,562
04/23	$14,199	$10,873	$12,879	$19,812
05/23	$13,962	$10,754	$12,672	$19,068
06/23	$14,214	$10,716	$12,861	$20,349
07/23	$14,420	$10,708	$12,982	$21,112
08/23	$14,224	$10,640	$12,842	$20,515
09/23	$13,808	$10,370	$12,510	$19,708
10/23	$13,498	$10,206	$12,272	$18,985
11/23	$14,311	$10,668	$12,873	$20,433
12/23	$15,063	$11,076	$13,390	$21,644
01/24	$14,977	$11,046	$13,367	$21,606
02/24	$14,928	$10,890	$13,372	$22,398
03/24	$15,196	$10,991	$13,625	$23,510
04/24	$14,756	$10,713	$13,258	$22,478
05/24	$15,104	$10,895	$13,518	$23,209
06/24	$15,185	$10,998	$13,574	$22,981
07/24	$15,667	$11,255	$13,972	$24,236
08/24	$16,004	$11,416	$14,194	$24,828
09/24	$16,248	$11,569	$14,371	$25,156
10/24	$15,880	$11,282	$14,105	$24,874
11/24	$16,247	$11,402	$14,438	$26,502
12/24	$15,850	$11,215	$14,041	$24,670
01/25	$16,109	$11,274	$14,252	$25,780
02/25	$16,342	$11,522	$14,468	$25,831
03/25	$16,189	$11,527	$14,371	$25,075
04/25	$16,188	$11,572	$14,302	$24,300
05/25	$16,395	$11,489	$14,367	$25,161
06/25	$16,743	$11,666	$14,641	$26,038
07/25	$16,750	$11,635	$14,645	$26,201
08/25	$17,123	$11,774	$14,889	$27,094
09/25	$17,343	$11,903	$15,056	$27,505
10/25	$17,423	$11,977	$15,139	$27,624
11/25	$17,598	$12,052	$15,306	$28,360
12/25	$17,661	$12,034	$15,321	$28,545
01/26	$17,953	$12,047	$15,516	$29,877

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	11.45	3.80	6.03
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	8.86	3.33	4.49
Russell 3000® Value Index	15.89	12.32	11.57

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 852,632,471
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,340
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$852,632,471
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$169,340
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Fixed Income Funds	62.7%
Equity Funds	27.1%
Exchange-Traded Fixed Income Funds	10.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	28.8%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Dividend Opportunity Fund, Institutional 3 Class	8.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	7.0%
Columbia Floating Rate Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.1%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.5%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.0%
Columbia Short Duration Bond ETF	4.8%

Material Fund Change [Text Block]